BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 15.9%
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.29%,
07/20/34
(a)(b)
.................... USD 5,500 $ 5,500,250
AIMCO CLO
(a)(b)
:
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 1.24%, 04/20/34 ... 8,000 7,996,838
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.27%, 01/15/32 ... 3,500 3,497,947
Ajax Mortgage Loan Trust, Series 2019-G,
Class A, 3.00%, 09/25/59
(b)(c)
......... 6,700 6,741,773
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.27%,
10/21/28
(a)(b)
.................... 5,500 5,413,664
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 3,870 3,895,723
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.23%, 07/24/29
(a)(b)
............... 8,750 8,750,936
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/15/34
(a)(b)
......... 26,000 26,000,000
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
1.27%, 01/28/31
(a)(b)
............... 14,523 14,499,998
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
1.30%, 04/15/34
(a)(b)
............... 27,170 27,010,651
Arbor Realty Collateralized Loan Obligation
Ltd., Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.10%), 1.20%, 05/15/36
(a)(b)
14,460 14,485,882
ARI Fleet Lease Trust, Series 2020-A, Class B,
2.06%, 11/15/28
(b)
................ 1,470 1,499,158
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 1.23%,
04/20/31
(a)(b)
.................... 1,750 1,749,136
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (LIBOR USD 3 Month +
0.83%), 0.99%, 11/17/27
(a)(b)
......... 3,070 3,070,172
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.01%, 04/22/27
(a)(b)
.. 8,785 8,776,012
Autonoria Spain
(a)
:
Series 2021-SP, Class C, (EURIBOR 1
Month + 1.05%), 0.49%, 01/31/39 ... EUR 2,100 2,490,491
Series 2021-SP, Class D, (EURIBOR 1
Month + 1.55%), 0.99%, 01/31/39 ... 800 948,756
Series 2021-SP, Class E, (EURIBOR 1
Month + 2.65%), 2.09%, 01/31/39 ... 600 711,565
Autonoria Spain 2021 FT, Series 2021-SP,
Class F, (EURIBOR 1 Month + 3.90%),
3.34%, 01/31/39
(a)
................ 100 118,594
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.17%,
07/17/26
(a)(b)
.................... USD 197 197,098
Azure Finance No. 2 plc, Series 2, Class C,
(SONIA1M IR + 3.00%), 3.05%, 07/20/30
(a)
GBP 1,055 1,468,034
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (LIBOR USD 3 Month + 1.50%),
1.66%, 07/20/30
(a)(b)(d)
.............. USD 1,350 1,349,993
Ballyrock CLO Ltd., Series 2016-1A, Class
CR2, (LIBOR USD 3 Month + 1.90%),
2.08%, 10/15/28
(a)(b)
............... 2,250 2,251,304
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
1.35%, 01/25/35
(a)(b)
............... 5,500 5,496,772
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
07/15/34
(a)(b)
.................... USD 4,500 $ 4,500,000
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.63%, 07/15/29
(a)(b)
........ 8,400 8,391,084
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.83%, 07/20/29
(a)(b)
... 1,350 1,347,622
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.28%, 04/20/31
(a)(b)
........ 2,230 2,227,887
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
.............. 508 507,765
BL Consumer Credit
(a)
:
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 0.55%, 09/25/38 ........ EUR 528 626,606
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 1.10%, 09/25/38 ........ 681 813,180
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 2.30%, 09/25/38 ........ 356 422,623
BlueMountain CLO Ltd., Series 2012-2A,
Class AR2, (LIBOR USD 3 Month + 1.05%),
1.21%, 11/20/28
(a)(b)
............... USD 10,806 10,797,493
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (LIBOR USD 3 Month +
1.15%), 1.33%, 01/15/30
(a)(b)
......... 250 249,150
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/15/24
(b)
2,130 2,143,578
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.12%,
03/15/28
(a)(b)
.................... 3,518 3,520,751
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.16%, 04/17/31 ... 3,988 3,977,528
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 1.32%, 07/15/31 .. 5,996 5,991,736
CBAM Ltd., Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.08%, 02/12/30
(a)(b)
3,500 3,500,247
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
1.26%, 04/20/34
(a)(b)
............... 8,750 8,707,896
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.24%, 04/20/34
(a)(b)
............... 26,890 26,841,275
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.48%, 05/29/32
(a)(b)
............... 1,500 1,499,652
Chesapeake Funding II LLC
(b)
:
Series 2018-1A, Class A1, 3.04%, 04/15/30 3,569 3,574,065
Series 2019-1A, Class B, 3.11%, 04/15/31 5,230 5,336,834
Series 2019-1A, Class C, 3.36%, 04/15/31 4,930 5,037,252
Series 2019-1A, Class D, 3.80%, 04/15/31 6,630 6,795,663
Series 2020-1A, Class B, 1.24%, 08/16/32 1,170 1,181,490
Series 2020-1A, Class C, 2.14%, 08/16/32 720 737,542
CIFC Funding 2021-IV Ltd.
(a)(b)
:
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 1.00%, 07/15/33 ... 5,000 5,000,000
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.58%), 1.00%, 07/15/33 ... 500 500,000
CIFC Funding Ltd.
(a)(b)
:
Series 2014-4RA, Class A1A, (LIBOR USD
3 Month + 1.13%), 1.32%, 10/17/30 .. 17,860 17,856,406
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.01%), 1.19%, 04/15/30
(d)
.. 27,350 27,355,470

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.34%, 04/19/29 ... USD 8,500 $ 8,378,271
College Avenue Student Loans LLC
(b)
:
Series 2021-A, Class A1, (LIBOR USD 1
Month + 1.10%), 1.19%, 07/25/51
(a)
.. 518 522,352
Series 2021-B, Class A2, 2.13%, 06/25/52 5,994 6,001,367
Credit Acceptance Auto Loan Trust
(b)
:
Series 2019-1A, Class A, 3.33%, 02/15/28 12,659 12,757,421
Series 2019-3A, Class A, 2.38%, 11/15/28 13,620 13,881,142
Series 2020-1A, Class A, 2.01%, 02/15/29 26,840 27,303,371
Series 2020-2A, Class A, 1.37%, 07/16/29 6,450 6,526,998
Series 2021-2A, Class A, 0.96%, 02/15/30 18,920 18,932,555
Crop, Series 2021-T1, Class A, 2.43%,
11/15/27
(b)
..................... 730 729,984
Drive Auto Receivables Trust, Series 2020-1,
Class A3, 2.02%, 11/15/23 .......... 3,732 3,738,259
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.23%, 04/20/34
(a)(b)
............... 5,750 5,730,054
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
1.88%, 10/15/30
(a)(b)
............... 3,150 3,149,865
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.79%, 07/18/30
(a)(b)
............... 3,250 3,235,458
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.79%,
07/18/30
(a)(b)
.................... 500 498,693
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.26%,
05/20/34
(a)(b)
.................... 1,000 1,000,074
Dryden Senior Loan Fund, Series 2021-87A,
Class A1, (LIBOR USD 3 Month + 1.10%),
1.24%, 05/20/34
(a)(b)
............... 750 750,000
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.08%, 10/15/27
(a)(b)
......... 22,495 22,470,180
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.08%, 04/15/29
(a)(b)
......... 13,800 13,781,816
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(a)(b)
.................... 6,772 7,025,015
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 648,788
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.34%, 04/20/34 ... 27,000 26,999,962
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.84%, 04/20/34 ... 4,200 4,200,008
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 7,801,566
FCT Autonoria, Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 2.15%,
09/25/35
(a)
..................... EUR 334 395,221
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.26%,
07/19/34
(a)(b)(d)
................... USD 8,500 8,500,000
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 573 572,171
FS RIALTO, Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 1.29%, 04/16/28
(a)(b)
6,690 6,695,122
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.41%, 03/20/33
(a)
....... EUR 822 975,552
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.41%, 03/20/33
(a)
....... EUR 247 $ 295,583
Series 2020-1, Class D, 3.50%, 03/20/33 . 411 491,325
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
1.18%, 05/16/31
(a)(b)
............... USD 10,500 10,501,252
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 1.31%, 07/20/31
(a)(b)
........ 5,275 5,278,472
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.26%, 01/18/31
(a)(b)
........ 3,815 3,815,584
Gracie Point International Funding, Series
2020-B, Class A, (LIBOR USD 1 Month +
1.40%), 1.49%, 05/02/23
(a)(b)
......... 5,840 5,894,080
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.31%, 07/15/34
(a)(b)
............... 14,100 14,049,209
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.26%, 07/25/27
(a)(b)
......... 3,989 3,989,132
Harley-Davidson Motorcycle Trust, Series
2020-A, Class A3, 1.87%, 10/15/24 ..... 16,900 17,071,038
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.34%, 04/20/32
(a)(b)
............... 1,000 1,004,819
KKR CLO 16 Ltd., Series 16, Class A2R,
(LIBOR USD 3 Month + 1.80%), 1.99%,
01/20/29
(a)(b)
.................... 10,610 10,628,100
Lendmark Funding Trust
(b)
:
Series 2019-2A, Class A, 2.78%, 04/20/28 6,170 6,338,394
Series 2021-1A, Class A, 1.90%, 11/20/31 6,470 6,528,006
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(d)
.......... 2,299 2,299,439
LoanCore Issuer Ltd.
(a)(b)
:
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.20%, 05/15/28 ... 4,216 4,218,286
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.37%, 07/15/36 ... 5,310 5,323,550
Loanpal Solar Loan Ltd.
(b)
:
Series 2020-2GF, Class A, 2.75%, 07/20/47 2,397 2,489,098
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,513 3,563,461
Series 2021-2GS, Class A, 2.22%, 03/20/48 7,164 7,220,851
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.31%,
07/20/34
(a)(b)
.................... 5,000 5,000,500
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.93%, 04/15/29
(a)(b)
............... 5,000 5,000,815
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 1.68%, 01/22/28
(a)(b)
......... 15,900 15,790,161
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.74%, 04/25/29
(a)(b)(d)
........ 5,550 5,559,990
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.22%, 04/20/30
(a)(b)
......... 1,400 1,399,653
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.25%, 07/17/34
(a)(b)(d)
........ 3,000 3,000,000
Marathon CRE Ltd., Series 2018-FL1, Class
A, (LIBOR USD 1 Month + 1.15%), 1.23%,
06/15/28
(a)(b)
.................... 1,650 1,649,948
Mariner Finance Issuance Trust
(b)
:
Series 2019-AA, Class A, 2.96%, 07/20/32 6,804 6,975,038

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-AA, Class A, 2.19%, 08/21/34 USD 3,020 $ 3,071,702
Series 2021-AA, Class B, 2.33%, 03/20/36 1,610 1,630,011
Series 2021-AA, Class C, 2.96%, 03/20/36 380 384,904
Series 2021-AA, Class D, 3.83%, 03/20/36 345 355,347
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 8,284,944
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, (LIBOR USD 1 Month + 0.00%),
2.50%, 04/25/57
(a)(b)
............... 3,419 3,436,572
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 11,505 12,194,748
Mosaic Solar Loan Trust
(b)
:
Series 2019-2A, Class A, 2.88%, 09/20/40 303 318,296
Series 2020-2A, Class A, 1.44%, 08/20/46 2,536 2,493,012
Series 2020-2A, Class B, 2.21%, 08/20/46 1,528 1,523,496
Series 2021-1A, Class B, 2.05%, 12/20/46 916 915,984
Navient Private Education Loan Trust, Series
2020-IA, Class A1B, (LIBOR USD 1 Month +
1.00%), 1.07%, 04/15/69
(a)(b)
......... 16,116 16,222,625
Navient Private Education Refi Loan Trust
(b)
:
Series 2019-CA, Class A2, 3.13%, 02/15/68 4,113 4,202,795
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 0.99%, 05/15/68
(a)
.. 14,251 14,338,610
Series 2019-GA, Class A, 2.40%, 10/15/68 1,461 1,491,169
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 0.97%, 11/15/68
(a)
.. 1,480 1,489,272
Series 2021-A, Class A, 0.84%, 05/15/69 . 2,209 2,204,726
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 0.10%, 04/15/60
(a)
........ 15,170 15,002,893
Navient Student Loan Trust
(b)
:
Series 2018-EA, Class A2, 4.00%, 12/15/59 1,878 1,933,710
Series 2019-BA, Class A2A, 3.39%,
12/15/59
(d)
................... 7,210 7,496,097
Nelnet Student Loan Trust
(b)
:
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 23,180 23,176,210
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 1,158,243
Series 2021-BA, Class AFL, (LIBOR USD 1
Month + 0.78%), 0.88%, 04/20/62
(a)
.. 14,720 14,721,221
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 21,940 21,937,636
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ARR, (LIBOR USD 3 Month +
1.16%), 1.29%, 07/15/34
(a)(b)
......... 20,000 20,012,088
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.24%, 07/16/35
(a)(b)
... 4,000 4,000,000
Newday Funding Master Issuer plc, Series
2021-1X, Class B, (SONIA1M IR + 1.55%),
1.60%, 03/15/29
(a)
................ GBP 775 1,077,304
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 1.37%, 02/15/36
(a)(b)
......... USD 4,770 4,769,526
Ocean Trails CLO VI, Series 2016-6A, Class
BRR, (LIBOR USD 3 Month + 1.45%),
1.63%, 07/15/28
(a)(b)
............... 11,000 10,979,462
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 2.14%, 03/17/30
(a)(b)
......... 4,200 4,193,716
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.38%, 01/20/31
(a)(b)
......... 2,400 2,400,088
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.28%, 07/20/34
(a)(b)
......... 8,895 8,896,795
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.54%, 07/19/30
(a)(b)
........ USD 1,750 $ 1,750,269
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 1.28%, 01/25/31
(a)(b)
........ 1,750 1,748,434
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.34%, 04/21/34
(a)(b)
............... 11,300 11,301,977
OneMain Direct Auto Receivables Trust, Series
2018-1A, Class A, 3.43%, 12/16/24
(b)
... 6,107 6,132,975
OneMain Financial Issuance Trust, Series
2018-1A, Class A, 3.30%, 03/14/29
(b)
... 3,436 3,447,134
Oportun Issuance Trust, Series 2021-B, Class
C, 3.65%, 05/08/31
(b)
.............. 370 370,920
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.32%, 01/17/31 ... 15,000 14,995,564
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 1.25%, 05/21/34 ... 1,500 1,499,850
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-5A, Class A1, (LIBOR USD 3
Month + 0.85%), 1.04%, 01/20/27 ... 6,995 6,994,805
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.25%), 2.44%, 04/20/27 ... 3,450 3,449,894
Parallel Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.85%), 1.04%,
07/20/27
(a)(b)
.................... 3,380 3,378,413
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD
3 Month + 1.25%), 1.44%, 10/20/31
(a)(b)
.. 10,000 9,970,382
PCL Funding IV plc, Series 2020-1, Class C,
(SONIA1M IR + 2.20%), 2.25%, 09/15/24
(a)
GBP 230 320,237
PCL Funding V plc, Series 2021-1, Class C,
(SONIA1M IR + 1.70%), 1.75%, 10/15/25
(a)
116 160,607
PFS Financing Corp.
(b)
:
Series 2019-A, Class A1, (LIBOR USD 1
Month + 0.55%), 0.62%, 04/15/24
(a)
.. USD 8,480 8,504,822
Series 2019-A, Class A2, 2.86%, 04/15/24 10,780 10,997,414
Series 2019-B, Class A, (LIBOR USD 1
Month + 0.55%), 0.62%, 09/15/23
(a)
.. 33,100 33,126,579
Series 2020-F, Class A, 0.93%, 08/15/24 . 3,840 3,858,473
Series 2020-G, Class A, 0.97%, 02/15/26 6,800 6,846,344
Series 2021-A, Class A, 0.71%, 04/15/26 . 4,740 4,736,220
PPM CLO 4 Ltd., Series 2020-4A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.09%,
10/18/31
(a)(b)
.................... 6,500 6,510,486
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 1.27%,
04/20/34
(a)(b)(d)
................... 10,000 9,997,000
Regional Management Issuance Trust
(b)
:
Series 2019-1, Class A, 3.05%, 11/15/28 . 5,930 6,006,697
Series 2020-1, Class A, 2.34%, 10/15/30 . 2,430 2,474,754
Republic Finance Issuance Trust
(b)
:
Series 2019-A, Class A, 3.43%, 11/22/27 . 7,710 7,792,329
Series 2020-A, Class A, 2.47%, 11/20/30 . 2,910 2,962,086
Rockford Tower CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month + 1.17%),
1.25%, 07/20/34
(a)(b)(d)
.............. 10,750 10,750,000
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.23%, 07/15/35
(a)(b)
(d)
........................... 5,500 5,500,000
Santander Drive Auto Receivables Trust:
Series 2020-2, Class B, 0.96%, 11/15/24 . 2,810 2,823,699
Series 2020-2, Class C, 1.46%, 09/15/25 . 9,680 9,789,071

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SC Germany SA Compartment Consumer
(a)
:
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 1.20%, 11/14/34 ........ EUR 3,900 $ 4,669,116
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 1.95%, 11/14/34 ........ 1,600 1,919,750
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................ USD 3,006 3,207,822
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.84%,
04/20/33
(a)(b)
.................... 2,500 2,477,789
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.43%,
07/20/30
(a)(b)
.................... 5,000 5,002,231
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/20/34
(a)(b)
............... 32,000 32,000,000
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 0.52%, 06/15/33 ... 1,076 1,066,289
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.45%, 03/15/24 ... 1,282 1,280,279
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 0.43%, 12/15/38 ... 8,286 8,112,156
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 0.45%, 06/15/39 ... 7,103 6,913,326
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 0.36%, 12/16/41 ... 5,038 4,912,003
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.82%, 10/15/41
(a)(b)
......... 18,630 20,774,850
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 0.64%,
06/25/43
(a)
..................... 4,783 4,783,116
SMB Private Education Loan Trust
(b)
:
Series 2015-A, Class A2A, 2.49%, 06/15/27 1,899 1,912,914
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 0.82%, 01/15/37
(a)
.. 8,376 8,400,678
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 0.93%, 09/15/37
(a)
.. 1,410 1,418,870
Series 2021-A, Class APL, 0.74%, 01/15/53 21,821 21,852,581
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,983,667
Series 2021-B, Class A, 1.31%, 07/17/51 . 15,720 15,658,189
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 9,220 9,189,016
Series 2021-C, Class D, 3.93%, 01/15/53
(d)
400 400,000
SoFi Professional Loan Program LLC
(b)
:
Series 2016-A, Class A2, 2.76%, 12/26/36 1,154 1,166,785
Series 2016-C, Class A2B, 2.36%, 12/27/32 633 639,025
Series 2016-D, Class A2B, 2.34%, 04/25/33 888 903,140
Series 2016-E, Class A2B, 2.49%, 01/25/36 339 342,095
Series 2018-A, Class A2B, 2.95%, 02/25/42 4,787 4,878,537
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(d)
................... 4,804 4,975,134
SoFi Professional Loan Program Trust
(b)
:
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 3,352 3,457,998
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 12,040 12,439,551
Series 2021-A, Class AFX, 1.03%, 08/17/43 4,180 4,177,796
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.22%, 01/23/29
(a)(b)
............... 1,500 1,497,006
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
1.39%, 11/25/33
(a)
................ 246 246,390
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... USD 9,035 $ 9,125,721
Springleaf Funding Trust
(b)
:
Series 2015-BA, Class A, 3.48%, 05/15/28 3,003 3,007,745
Series 2017-AA, Class A, 2.68%, 07/15/30 2,304 2,309,247
Towd Point Mortgage Trust
(a)(b)
:
Series 2016-3, Class A1, 2.25%, 04/25/56 1,913 1,919,578
Series 2016-4, Class A1, 2.25%, 07/25/56 4,502 4,535,851
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
.... 14,540 14,676,589
Treman Park CLO Ltd., Series 2015-1A, Class
ARR, (LIBOR USD 3 Month + 1.07%),
1.26%, 10/20/28
(a)(b)
............... 20,752 20,766,105
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.53%, 10/18/31
(a)(b)
............... 1,250 1,250,019
Tryon Park CLO Ltd., Series 2013-1A, Class
A1SR, (LIBOR USD 3 Month + 0.89%),
1.07%, 04/15/29
(a)(b)
............... 5,070 5,070,693
Turbo Finance plc, Series 9, Class B,
(SONIA1M IR + 1.65%), 1.70%, 08/20/28
(a)
GBP 1,590 2,205,887
Upstart Pass-Through Trust
(b)
:
Series 2021-ST3, Class A, 2.00%, 05/20/27 USD 1,390 1,391,725
Series 2021-ST5, Class A, 2.00%, 07/20/27 170 169,853
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 ............. 9,930 10,101,295
Voya CLO Ltd., Series 2017-1A, Class A1R,
(LIBOR USD 3 Month + 0.95%), 1.07%,
04/17/30
(a)(b)(d)
................... 2,250 2,248,425
Westlake Automobile Receivables Trust, Series
2019-3A, Class A2, 2.15%, 02/15/23
(b)
... 1,295 1,297,032
Total Asset-Backed Securities — 15.9%
(Cost: $1,363,927,692) ........................... 1,371,183,092
Corporate Bonds — 30.5%
Aerospace & Defense — 0.3%
Boeing Co. (The):
2.70%, 05/01/22 ................. 4,580 4,676,423
2.20%, 02/04/26 ................. 4,800 4,845,880
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 237 247,961
L3Harris Technologies, Inc., 3.85%, 06/15/23 1,194 1,269,115
Raytheon Technologies Corp.:
2.80%, 03/15/22 ................. 3,693 3,751,413
3.65%, 08/16/23 ................. 37 39,264
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 1,043 1,148,854
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 424 450,500
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 2,413 2,607,246
6.25%, 03/15/26
(b)
................ 6,686 7,053,730
6.38%, 06/15/26 ................. 276 285,928
7.50%, 03/15/27 ................. 117 124,459
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 840 934,500
27,435,273
Airlines — 0.2%
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ 1,635 2,051,925
5.50%, 04/20/26 ................. 909 962,404
Avianca Holdings SA
(a)(b)
:
(LIBOR USD 3 Month + 12.00%), 10.65%,
11/10/21 .................... 2,467 2,423,941
(LIBOR USD 3 Month + 12.00%), 12.15%,
11/10/21 .................... 157 154,430
Gol Finance SA, 7.00%, 01/31/25
(b)
...... 610 583,770

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 644 $ 691,405
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
1,048 1,153,848
Northwest Airlines Pass-Through Trust, Series
2002-1, Class G-2, 6.26%, 11/20/21 .... 171 170,336
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 124,670
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 985 1,044,535
Series 2020-1, Class A, 5.88%, 10/15/27 5,773 6,405,293
United Airlines, Inc., 4.38%, 04/15/26
(b)
.... 894 925,451
16,692,008
Auto Components — 0.2%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 233 256,591
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 2,200 2,342,956
6.25%, 05/15/26 ................. 2,865 3,052,113
Conti-Gummi Finance BV, 1.13%, 09/25/24 . EUR 2,240 2,743,497
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 69 77,021
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 100 104,500
6.38%, 12/15/25 ................. 485 498,919
6.25%, 05/15/26 ................. 112 118,832
5.25%, 05/15/27 ................. 914 943,700
5.25%, 05/15/27
(b)
................ 391 403,708
Nemak SAB de CV, 3.63%, 06/28/31
(b)
.... 1,585 1,594,035
ZF Finance GmbH, 3.00%, 09/21/25 ..... EUR 2,700 3,393,040
ZF North America Capital, Inc., 4.50%,
04/29/22
(b)
.................... USD 2,431 2,485,698
18,014,610
Automobiles — 1.5%
BMW Finance NV, 0.00%, 04/14/23 ...... EUR 6,120 7,298,009
Daimler Finance North America LLC, 1.45%,
03/02/26
(b)
.................... USD 13,536 13,596,551
Daimler International Finance BV, 0.25%,
11/06/23 ..................... EUR 1,970 2,355,645
General Motors Co., 5.40%, 10/02/23 .... USD 4,920 5,418,550
Kia Corp., 1.75%, 10/16/26 ........... 1,950 1,963,119
Nissan Motor Acceptance Corp.
(b)
:
3.65%, 09/21/21 ................. 25,000 25,165,882
2.00%, 03/09/26 ................. 21,000 21,132,691
Nissan Motor Co. Ltd.:
3.04%, 09/15/23
(b)
................ 12,483 13,019,390
3.52%, 09/17/25
(b)
................ 10,047 10,728,441
2.65%, 03/17/26 ................. EUR 2,440 3,151,844
4.35%, 09/17/27 ................. USD 1,996 2,194,074
4.35%, 09/17/27
(b)
................ 5,300 5,825,948
RCI Banque SA, 0.75%, 04/10/23 ....... EUR 9,855 11,830,467
Stellantis NV, 3.38%, 07/07/23 ......... 3,250 4,088,724
Tesla, Inc., 5.30%, 08/15/25
(b)
......... USD 919 949,915
TML Holdings Pte. Ltd., 4.35%, 06/09/26 .. 500 501,875
Volkswagen Group of America Finance LLC,
2.70%, 09/26/22
(b)
............... 2,145 2,204,464
131,425,589
Banks — 6.2%
ABQ Finance Ltd.:
1.88%, 09/08/25 ................. 3,645 3,635,888
2.00%, 07/06/26 ................. 1,850 1,836,643
Banco Bradesco SA, 2.85%, 01/27/23
(b)
... 19,500 19,883,906
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
....... 690 682,859
Banco de Reservas de la Republica
Dominicana, 7.00%, 02/01/23 ........ 1,458 1,529,806
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Sabadell SA:
0.88%, 07/22/25 ................. EUR 1,500 $ 1,813,233
(EUR Swap Annual 1 Year + 0.97%),
0.62%, 11/07/25
(a)
.............. 1,900 2,269,980
(EUR Swap Annual 1 Year + 1.55%),
1.12%, 03/11/27
(a)
.............. 700 852,552
Banco do Brasil SA, 4.75%, 03/20/24 ..... USD 920 984,400
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
............... 1,025 1,043,604
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,305 1,262,261
Banco Santander SA:
2.75%, 05/28/25 ................. 10,800 11,381,022
1.85%, 03/25/26 ................. 15,000 15,159,979
Bancolombia SA, 3.00%, 01/29/25 ...... 690 706,043
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
....... 1,798 1,844,478
Bank Negara Indonesia Persero Tbk. PT,
3.75%, 03/30/26 ................ 700 713,858
Bank of America Corp.
(a)
:
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24 .................... 20,000 21,325,166
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 16,700 16,687,141
(SOFR + 1.15%), 1.32%, 06/19/26 ..... 7,605 7,621,631
(SOFR + 1.01%), 1.20%, 10/24/26 ..... 16,100 15,945,746
Series N, (SOFR + 0.91%), 1.66%,
03/11/27 .................... 13,500 13,607,265
Banque Federative du Credit Mutuel SA:
0.13%, 02/05/24 ................. EUR 3,400 4,065,230
2.63%, 03/18/24 ................. 500 638,200
Barclays plc:
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... USD 6,970 7,148,449
3.65%, 03/16/25 ................. 7,610 8,239,956
(EUR Swap Annual 1 Year + 3.70%),
3.38%, 04/02/25
(a)
.............. EUR 1,700 2,195,401
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... USD 565 609,919
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)(b)
......... 561 613,699
BNP Paribas SA
(a)
:
(SOFR + 1.00%), 1.32%, 01/13/27
(b)
... 13,856 13,688,137
(EURIBOR 3 Month + 0.70%), 0.25%,
04/13/27 .................... EUR 5,700 6,711,909
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.03%), 3.88%, 07/26/27
(a)
........ USD 1,859 1,868,644
CIT Group, Inc.:
5.00%, 08/01/23 ................. 599 647,669
(SOFR + 3.83%), 3.93%, 06/19/24
(a)
... 4,726 4,980,022
Citigroup, Inc.
(a)
:
(SOFR + 0.67%), 0.98%, 05/01/25 ..... 13,490 13,522,104
(SOFR + 2.84%), 3.11%, 04/08/26 ..... 12,805 13,703,821
(SOFR + 0.77%), 1.46%, 06/09/27 ..... 18,655 18,574,685
CMB Wing Lung Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 3.75%, 11/22/27
(a)
......... 3,725 3,804,855
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)
.......... EUR 800 965,684
Credit Agricole SA, (SOFR + 0.89%), 1.25%,
01/26/27
(a)(b)
................... USD 19,330 19,031,034
Credit Mutuel Arkea SA, 0.01%, 01/28/26 .. EUR 2,700 3,194,802
Dah Sing Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.55%), 4.25%, 11/30/26
(a)
.......... USD 1,854 1,871,149

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S
(a)(b)
:
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22 .................... USD 17,255 $ 17,339,426
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ............... 20,650 20,669,331
Doha Finance Ltd., 2.38%, 03/31/26 ..... 900 905,625
HSBC Holdings plc, (SOFR + 1.40%), 2.63%,
11/07/25
(a)
.................... 5,159 5,414,542
ICICI Bank Ltd., 4.00%, 03/18/26 ....... 2,001 2,163,331
ING Groep NV:
1.00%, 09/20/23 ................. EUR 4,500 5,482,569
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)
................... 1,700 2,018,960
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
... USD 4,530 4,568,679
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
950 973,334
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
................... 27,900 29,728,250
1.50%, 01/27/25 ................. EUR 1,855 2,318,629
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
... USD 20,755 21,461,586
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
... 17,100 17,188,596
KBC Group NV, 1.13%, 01/25/24 ....... EUR 3,800 4,655,066
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 1.33%, 06/15/23
(a)
........ USD 4,950 4,989,730
Mizuho Financial Group, Inc., 0.52%, 06/10/24 EUR 4,565 5,507,242
Natwest Group plc:
3.88%, 09/12/23 ................. USD 8,585 9,170,887
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 9,520 9,808,956
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(a)
.............. 12,340 12,338,456
Samba Funding Ltd., 2.90%, 01/29/27 .... 3,847 4,016,028
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 3,209,138
Santander UK Group Holdings plc:
3.57%, 01/10/23 ................. 1,715 1,742,467
(LIBOR USD 3 Month + 1.08%), 3.37%,
01/05/24
(a)
................... 3,715 3,865,944
Shinhan Bank Co. Ltd., 3.75%, 09/20/27 ... 662 726,049
Societe Generale SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.00%), 1.79%, 06/09/27
(a)(b)
......... 10,585 10,559,269
Standard Chartered plc
(a)(b)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.78%),
0.99%, 01/12/25 ............... 8,960 8,931,809
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.88%),
1.21%, 03/23/25 ............... 5,365 5,384,144
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.46%, 01/14/27 ............... 5,916 5,859,407
State Bank of India, 4.50%, 09/28/23 ..... 2,900 3,107,924
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 8,100 8,072,470
Toronto-Dominion Bank (The), 0.38%, 04/25/24 EUR 2,625 3,156,394
UniCredit SpA:
6.95%, 10/31/22 ................. 6,430 8,306,754
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
............. USD 4,475 4,536,956
Security
Par (000)
Par (000) Value
Banks (continued)
Virgin Money UK plc, (EUR Swap Annual 1
Year + 0.85%), 0.38%, 05/27/24
(a)
..... EUR 2,350 $ 2,804,876
Wells Fargo & Co., 3.75%, 01/24/24 ..... USD 18,005 19,363,466
537,209,120
Beverages — 0.2%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
............... 1,063 1,064,329
Asahi Group Holdings Ltd.:
0.01%, 04/19/24 ................. EUR 2,062 2,451,056
0.16%, 10/23/24 ................. 1,200 1,431,958
1.15%, 09/19/25 ................. 1,700 2,111,056
Central American Bottling Corp., 5.75%,
01/31/27
(b)
.................... USD 1,990 2,070,595
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 410 394,881
Pernod Ricard SA, 0.00%, 10/24/23 ..... EUR 3,600 4,288,823
13,812,698
Biotechnology — 0.3%
AbbVie, Inc.:
1.50%, 11/15/23 ................. 5,760 7,087,708
1.25%, 06/01/24 ................. 1,305 1,600,789
2.95%, 11/21/26 ................. USD 13,915 14,957,879
23,646,376
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 .... 1,765 1,835,193
CRH Finland Services OYJ, 0.88%, 11/05/23 EUR 1,670 2,026,904
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. USD 468 504,270
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 243 259,162
Masonite International Corp., 5.75%, 09/15/26
(b)
110 113,850
National Central Cooling Co. PJSC, 2.50%,
10/21/27 ..................... 1,838 1,824,215
6,563,594
Capital Markets — 1.2%
CICC Hong Kong Finance 2016 MTN Ltd.,
2.00%, 01/26/26 ................ 2,500 2,488,439
Credit Suisse Group AG
(b)
:
3.57%, 01/09/23 ................. 8,565 8,700,631
(SOFR + 0.98%), 1.31%, 02/02/27
(a)
... 12,265 12,012,961
Deutsche Bank AG
(a)
:
(SOFR + 1.13%), 1.45%, 04/01/25 ..... 7,780 7,826,768
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25 .................... EUR 2,700 3,267,421
Goldman Sachs Group, Inc. (The), (EURIBOR
3 Month + 0.55%), 0.01%, 04/21/23
(a)
... 4,890 5,810,465
Guotai Junan International Holdings Ltd.,
2.00%, 03/03/26 ................ USD 570 566,802
Haitong International Securities Group Ltd.,
3.13%, 05/18/25 ................ 2,849 2,951,030
Huarong Finance Co. Ltd., 4.25%, 11/07/27 . 2,971 2,064,845
Macquarie Bank Ltd., 4.88%, 06/10/25 .... 2,091 2,338,552
Mirae Asset Securities Co. Ltd.:
1.38%, 07/07/24 ................. 1,500 1,498,142
2.63%, 07/30/25 ................. 2,841 2,921,436
Morgan Stanley, (SOFR + 1.99%), 2.19%,
04/28/26
(a)
.................... 10,640 11,047,530
MSCI, Inc., 5.38%, 05/15/27
(b)
......... 1,041 1,108,665
OMERS Finance Trust, 1.10%, 03/26/26
(b)
.. 17,380 17,432,409
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 1,290 1,389,975
UBS AG, 0.75%, 04/21/23 ........... EUR 4,405 5,318,696
UBS Group AG
(a)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... USD 5,810 5,962,191
(EUR Swap Annual 1 Year + 0.55%),
0.25%, 01/29/26 ............... EUR 2,640 3,142,031

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Volvo Treasury AB:
(EURIBOR 3 Month + 0.65%), 0.11%,
09/13/21
(a)
................... EUR 4,200 $ 4,984,553
0.10%, 05/24/22 ................. 240 285,684
0.00%, 02/11/23 ................. 940 1,119,525
XP, Inc., 3.25%, 07/01/26
(b)
........... USD 2,115 2,093,850
106,332,601
Chemicals — 0.4%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 865 885,567
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 200 201,475
Arkema SA, 0.13%, 10/14/26 .......... EUR 800 954,624
Axalta Coating Systems LLC, 4.75%,
06/15/27
(b)
.................... USD 704 737,440
BASF SE:
2.00%, 12/05/22 ................. EUR 4,520 5,539,125
0.10%, 06/05/23 ................. 3,500 4,177,931
Covestro AG, 0.88%, 02/03/26 ......... 1,430 1,750,561
Equate Petrochemical BV:
4.25%, 11/03/26
(b)
................ USD 2,077 2,307,157
4.25%, 11/03/26 ................. 3,037 3,373,538
2.63%, 04/28/28
(b)
................ 612 617,929
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,571 1,615,852
Herens Midco SARL, 4.75%, 05/15/28
(b)
... 696 692,520
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 7,872 7,829,672
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 3,915 3,905,213
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)
.................... 735 738,445
Phosagro OAO, 3.05%, 01/23/25
(b)
...... 1,180 1,228,528
Sasol Financing USA LLC:
4.38%, 09/18/26 ................. 620 639,375
5.50%, 03/18/31 ................. 1,015 1,068,287
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(b)
. 445 444,947
38,708,186
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.13%, 06/15/23 . 396 416,790
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 4,698 4,980,961
4.63%, 06/01/28 ................. 1,944 1,947,662
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 483 514,975
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 2,329 2,387,225
6.38%, 05/01/25 ................. 1,908 2,027,250
5.00%, 02/01/28 ................. 1,018 1,066,050
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 40 42,475
Garda World Security Corp., 4.63%, 02/15/27
(b)
695 698,475
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 226 235,388
3.75%, 08/01/25 ................. 361 370,927
5.13%, 12/15/26 ................. 2,879 3,045,752
GLP China Holdings Ltd.:
4.97%, 02/26/24 ................. 1,965 2,108,445
2.95%, 03/29/26 ................. 1,320 1,335,523
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 359 374,257
Madison IAQ LLC, 4.13%, 06/30/28
(b)
..... 135 136,350
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 179 191,804
5.75%, 04/15/26 ................. 1,242 1,372,000
3.38%, 08/31/27 ................. 911 883,670
24,135,979
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... USD 814 $ 831,297
CommScope, Inc.:
6.00%, 03/01/26 ................. 1,748 1,845,364
8.25%, 03/01/27 ................. 184 196,659
ViaSat, Inc., 5.63%, 04/15/27 ......... 2,926 3,054,247
5,927,567
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 530 554,943
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24 ................ 800 828,150
Heathrow Funding Ltd., 1.50%, 10/12/25 .. EUR 6,045 7,475,288
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
USD 2,080 2,248,740
11,107,121
Construction Materials — 0.1%
Cemex SAB de CV
(b)
:
5.20%, 09/17/30 ................. 1,455 1,594,462
3.88%, 07/11/31 ................. 373 377,289
Holcim Finance Luxembourg SA, 0.13%,
07/19/27 ..................... EUR 1,900 2,228,869
Inversiones CMPC SA, 3.85%, 01/13/30
(b)
.. USD 1,170 1,247,366
5,447,986
Consumer Finance — 2.4%
AerCap Ireland Capital DAC:
3.95%, 02/01/22 ................. 7,750 7,880,911
3.50%, 05/26/22 ................. 21,035 21,538,834
4.63%, 07/01/22 ................. 4,515 4,694,874
2.88%, 08/14/24 ................. 9,600 10,039,291
Azure Nova International Finance Ltd., 4.25%,
03/21/27 ..................... 4,046 4,470,324
CDBL Funding 1, 3.50%, 10/24/27 ...... 3,938 4,144,253
FCA Bank SpA:
0.50%, 09/18/23 ................. EUR 2,474 2,964,711
0.13%, 11/16/23 ................. 810 963,314
0.00%, 04/16/24 ................. 1,250 1,481,340
Ford Motor Credit Co. LLC:
3.34%, 03/28/22 ................. USD 8,532 8,657,420
3.35%, 11/01/22 ................. 357 365,889
4.14%, 02/15/23 ................. 10,234 10,604,983
3.37%, 11/17/23 ................. 22,661 23,492,251
3.81%, 01/09/24 ................. 1,213 1,268,349
5.13%, 06/16/25 ................. 779 857,874
3.38%, 11/13/25 ................. 221 229,166
4.13%, 08/17/27 ................. 200 212,156
3.82%, 11/02/27 ................. 200 208,324
2.90%, 02/16/28 ................. 627 624,028
General Motors Financial Co., Inc.:
4.20%, 11/06/21 ................. 14,325 14,512,614
5.20%, 03/20/23 ................. 19,565 21,067,262
4.00%, 01/15/25 ................. 3,800 4,139,830
Hyundai Capital Services, Inc., 3.63%,
08/29/27 ..................... 3,020 3,310,297
Manappuram Finance Ltd., 5.90%, 01/13/23 1,000 1,031,750
Muthoot Finance Ltd.:
6.13%, 10/31/22
(b)
................ 1,110 1,149,405
4.40%, 09/02/23 ................. 800 821,400
Navient Corp.:
7.25%, 09/25/23 ................. 62 68,433
6.13%, 03/25/24 ................. 181 195,346
6.75%, 06/15/26 ................. 296 330,410
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 145 163,647
7.13%, 03/15/26 ................. 926 1,078,521

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.50%, 01/15/27 ................. USD 372 $ 374,790
6.63%, 01/15/28 ................. 800 917,088
PACCAR Financial Europe BV, 0.00%,
03/01/26 ..................... EUR 6,600 7,838,237
PSA Banque France SA, 0.00%, 01/22/25 .. 2,100 2,483,880
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ................. USD 667 682,374
5.10%, 07/16/23 ................. 1,000 1,013,000
Synchrony Financial, 4.50%, 07/23/25 .... 9,360 10,467,391
Volkswagen Bank GmbH, 1.88%, 01/31/24 . EUR 7,000 8,701,591
Volkswagen Leasing GmbH:
(EURIBOR 3 Month + 0.45%), 0.00%,
08/02/21
(a)
................... 5,600 6,642,418
1.00%, 02/16/23 ................. 9,800 11,830,632
0.38%, 07/20/26 ................. 1,020 1,212,970
204,731,578
Containers & Packaging — 0.6%
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
.................... USD 1,783 1,840,948
Ball Corp., 5.25%, 07/01/25 .......... 12,214 13,786,552
CANPACK SA, 3.13%, 11/01/25
(b)
....... 471 478,742
Crown Americas LLC:
4.75%, 02/01/26 ................. 1,175 1,219,297
4.25%, 09/30/26 ................. 280 300,300
Graphic Packaging International LLC, 4.88%,
11/15/22 ..................... 389 406,583
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 1,040 1,022,892
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(b)
494 526,965
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 2,404 2,428,040
Sealed Air Corp.
(b)
:
5.13%, 12/01/24 ................. 5,330 5,803,038
4.00%, 12/01/27 ................. 123 130,841
SIG Combibloc PurchaseCo SARL:
1.88%, 06/18/23 ................. EUR 10,105 12,386,396
2.13%, 06/18/25 ................. 1,295 1,624,332
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... USD 3,616 3,799,331
WRKCo, Inc., 3.75%, 03/15/25 ......... 2,210 2,410,948
48,165,205
Diversified Consumer Services — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ..................... 800 812,000
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 1,323 1,375,920
Sotheby's, 7.38%, 10/15/27
(b)
.......... 1,238 1,335,493
3,523,413
Diversified Financial Services — 0.3%
Far East Horizon Ltd., 2.63%, 03/03/24 ... 795 795,994
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 10,400 10,417,090
Ocean Laurel Co. Ltd., 2.38%, 10/20/25 ... 3,612 3,563,012
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
....... 990 987,401
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
... 1,954 2,138,927
REC Ltd.:
2.25%, 09/01/26 ................. 575 561,873
3.88%, 07/07/27 ................. 2,511 2,630,744
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. 435 517,141
7.38%, 09/01/25 ................. 420 456,750
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 687 717,056
Siemens Financieringsmaatschappij NV,
0.38%, 09/06/23 ................ EUR 5,710 6,874,548
29,660,536
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.7%
Altice France SA
(b)
:
7.38%, 05/01/26 ................. USD 357 $ 371,255
8.13%, 02/01/27 ................. 2,944 3,207,488
5.50%, 01/15/28 ................. 1,689 1,752,675
AT&T, Inc.:
1.05%, 09/05/23 ................. EUR 3,815 4,632,864
1.70%, 03/25/26 ................. USD 16,090 16,260,019
CCO Holdings LLC, 5.13%, 05/01/27
(b)
.... 3,383 3,548,429
Frontier Communications Holdings LLC, 5.88%,
10/15/27
(b)
.................... 1,115 1,194,444
Level 3 Financing, Inc., 5.25%, 03/15/26 ... 1,640 1,690,036
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 280 285,512
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... 1,452 1,610,239
Series Y, 7.50%, 04/01/24 .......... 931 1,045,048
5.13%, 12/15/26
(b)
................ 3,263 3,389,441
4.00%, 02/15/27
(b)
................ 1,310 1,336,200
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 1,555 1,702,258
Telesat Canada, 4.88%, 06/01/27
(b)
...... 283 273,095
Tower Bersama Infrastructure Tbk. PT, 2.75%,
01/20/26 ..................... 1,200 1,215,975
Verizon Communications, Inc.:
0.75%, 03/22/24 ................. 5,115 5,136,983
1.45%, 03/20/26 ................. 7,440 7,503,272
Virgin Media Secured Finance plc, 5.50%,
08/15/26
(b)
.................... 1,456 1,501,500
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
4,866 4,832,522
62,489,255
Electric Utilities — 1.3%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
.................... 390 390,804
Adani Transmission Ltd., 4.00%, 08/03/26 .. 2,891 3,027,058
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,563,429
Enel Finance International NV, 0.00%, 06/17/24 EUR 5,190 6,189,846
ESB Finance DAC, 3.49%, 01/12/24 ..... 2,185 2,822,990
FirstEnergy Corp.
(c)
:
Series A, 3.35%, 07/15/22 .......... USD 4,346 4,417,709
Series B, 4.75%, 03/15/23 .......... 12,020 12,687,726
Series B, 4.40%, 07/15/27 .......... 2,753 2,993,887
ITC Holdings Corp., 2.70%, 11/15/22 ..... 2,180 2,241,092
Kallpa Generacion SA, 4.88%, 05/24/26 ... 441 463,270
NextEra Energy Capital Holdings, Inc., 2.75%,
05/01/25 ..................... 5,870 6,234,318
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 998 1,052,890
NRG Energy, Inc., 6.63%, 01/15/27 ...... 1,621 1,678,092
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.53%,
11/15/21
(a)
................... 17,415 17,450,682
1.37%, 03/10/23 ................. 30,545 30,546,420
3.45%, 07/01/25 ................. 12,500 13,102,270
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
1,819 1,887,212
115,749,695
Electrical Equipment — 0.1%
Schneider Electric SE, 0.25%, 09/09/24 ... EUR 2,900 3,486,713
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. USD 339 376,714
5.00%, 10/01/25 ................. 1,249 1,391,074
5,254,501

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.3%
AAC Technologies Holdings, Inc., 2.63%,
06/02/26 ..................... USD 960 $ 969,139
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26 ..................... EUR 2,645 3,234,632
CDW LLC:
5.50%, 12/01/24 ................. USD 312 347,796
4.13%, 05/01/25 ................. 18,724 19,566,580
24,118,147
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(b)
... 2,120 2,249,850
Halliburton Co., 3.80%, 11/15/25 ....... 398 439,910
TechnipFMC plc, 6.50%, 02/01/26
(b)
...... 774 835,739
USA Compression Partners LP:
6.88%, 04/01/26 ................. 2,990 3,132,025
6.88%, 09/01/27 ................. 241 257,455
6,914,979
Entertainment — 0.0%
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 ................. 65 66,040
6.50%, 05/15/27 ................. 1,626 1,804,535
4.75%, 10/15/27 ................. 183 189,634
3.75%, 01/15/28 ................. 494 496,183
Netflix, Inc., 5.88%, 02/15/25 .......... 1,573 1,817,727
4,374,119
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.:
2.40%, 03/15/25 ................. 4,355 4,550,285
1.30%, 09/15/25 ................. 2,245 2,250,031
0.45%, 01/15/27 ................. EUR 4,705 5,581,799
Crown Castle International Corp.:
3.20%, 09/01/24 ................. USD 1,539 1,643,696
1.35%, 07/15/25 ................. 11,410 11,487,662
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 200 204,224
CyrusOne LP, 1.45%, 01/22/27 ........ EUR 945 1,141,645
Digital Dutch Finco BV, 0.63%, 07/15/25 ... 6,335 7,657,093
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 497 550,427
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 380 413,509
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 528 522,586
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 238 239,785
Healthpeak Properties, Inc., 1.35%, 02/01/27 4,255 4,249,766
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 1,574 1,704,567
4.50%, 09/01/26 ................. 860 918,050
5.75%, 02/01/27 ................. 1,846 2,053,897
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... 1,400 1,752,333
RHP Hotel Properties LP, 4.75%, 10/15/27 . 865 888,398
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 167,660
SBA Communications Corp., 3.88%, 02/15/27 2,993 3,073,527
Service Properties Trust, 7.50%, 09/15/25 .. 496 561,570
Simon International Finance SCA, 1.38%,
11/18/22 ..................... EUR 2,510 3,028,537
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... USD 745 834,400
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 598 596,505
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 248 252,896
4.25%, 12/01/26 ................. 2,228 2,317,610
3.75%, 02/15/27 ................. 2,870 2,919,134
61,561,592
Food & Staples Retailing — 0.4%
7-Eleven, Inc.
(b)
:
0.80%, 02/10/24 ................. 18,045 18,000,321
0.95%, 02/10/26 ................. 5,040 4,949,352
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. USD 907 $ 919,925
4.63%, 01/15/27 ................. 1,469 1,536,500
Alimentation Couche-Tard, Inc., 1.88%,
05/06/26 ..................... EUR 3,920 4,960,607
30,366,705
Food Products — 0.2%
BRF GmbH, 4.35%, 09/29/26 ......... USD 508 534,448
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 2,800 2,819,852
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 505 530,250
General Mills, Inc., 0.45%, 01/15/26 ..... EUR 1,420 1,711,029
Kraft Heinz Foods Co.:
3.95%, 07/15/25 ................. USD 2,593 2,882,528
3.88%, 05/15/27 ................. 3,045 3,345,765
Post Holdings, Inc., 5.75%, 03/01/27
(b)
.... 894 935,347
Wens Foodstuffs Group Co. Ltd., 2.35%,
10/29/25 ..................... 2,590 2,387,332
15,146,551
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ........ 8,375 8,380,779
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 360 355,113
Redexis Gas Finance BV, 1.88%, 05/28/25 . EUR 900 1,130,597
Snam SpA, 0.00%, 08/15/25 .......... 1,400 1,657,543
11,524,032
Health Care Equipment & Supplies — 0.4%
Abbott Ireland Financing DAC:
0.88%, 09/27/23 ................. 4,445 5,401,308
0.10%, 11/19/24 ................. 3,290 3,931,484
Becton Dickinson and Co.:
2.89%, 06/06/22 ................. USD 12,791 13,072,348
1.40%, 05/24/23 ................. EUR 1,325 1,613,190
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ..................... 1,935 2,399,281
Danaher Corp., 1.70%, 03/30/24 ....... 1,600 1,989,324
Medtronic Global Holdings SCA:
0.00%, 12/02/22 ................. 400 476,700
0.38%, 03/07/23 ................. 4,330 5,193,085
0.00%, 10/15/25 ................. 2,380 2,827,419
36,904,139
Health Care Providers & Services — 0.6%
Akumin, Inc., 7.00%, 11/01/25
(b)
........ USD 257 266,815
Centene Corp.:
5.38%, 06/01/26
(b)
................ 2,359 2,465,155
5.38%, 08/15/26
(b)
................ 1,626 1,699,170
2.45%, 07/15/28 ................. 1,076 1,090,526
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. 1,440 1,522,786
8.00%, 03/15/26 ................. 2,102 2,264,905
Fresenius Finance Ireland plc, 0.00%, 10/01/25 EUR 2,830 3,346,713
HCA, Inc.:
5.38%, 02/01/25 ................. USD 2,105 2,374,440
5.25%, 04/15/25 ................. 7,000 8,008,480
5.88%, 02/15/26 ................. 11,013 12,727,173
5.38%, 09/01/26 ................. 6,367 7,326,825
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(b)
. 547 555,648
Legacy LifePoint Health LLC, 6.75%,
04/15/25
(b)
.................... 645 687,344
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 710 751,713
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 359 384,130
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 2,206,002
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 817 884,468
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 408 425,850

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.63%, 07/15/24 ................. USD 300 $ 304,410
4.63%, 09/01/24
(b)
................ 1,518 1,558,014
4.88%, 01/01/26
(b)
................ 2,375 2,463,350
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 59 60,965
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 680 719,100
54,093,982
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 1,772 1,856,170
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 ................. 1,764 1,867,653
3.88%, 01/15/28 ................. 228 230,850
4.38%, 01/15/28 ................. 1,135 1,150,606
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 347 368,254
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 4,292,729
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
USD 3,037 3,219,220
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 1,350 1,422,562
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................ 233 262,218
10.50%, 02/01/26 ................ 535 622,874
5.75%, 03/01/27 ................. 1,963 2,056,242
9.88%, 08/01/27 ................. 364 424,970
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 1,056 1,102,200
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ................. 667 693,680
4.85%, 01/27/28 ................. 667 695,264
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
.. 2,132 2,221,664
Fortune Star BVI Ltd.:
5.95%, 01/29/23 ................. 667 683,592
5.95%, 10/19/25 ................. 1,167 1,226,663
5.00%, 05/18/26 ................. 1,500 1,518,281
Haidilao International Holding Ltd., 2.15%,
01/14/26 ..................... 995 983,000
Hilton Domestic Operating Co., Inc., 5.38%,
05/01/25
(b)
.................... 3,034 3,193,285
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,800 1,876,500
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 697 722,266
MGM China Holdings Ltd.:
5.25%, 06/18/25 ................. 667 693,388
5.88%, 05/15/26 ................. 667 698,808
MGM Resorts International:
7.75%, 03/15/22 ................. 1,271 1,328,449
5.75%, 06/15/25 ................. 757 834,782
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
...... 80 93,000
Powdr Corp., 6.00%, 08/01/25
(b)
........ 455 477,750
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 246 249,439
Sands China Ltd., 3.80%, 01/08/26 ...... 1,937 2,064,009
Scientific Games International, Inc.
(b)
:
5.00%, 10/15/25 ................. 750 774,375
8.25%, 03/15/26 ................. 284 304,584
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
1,384 1,491,537
Sodexo, Inc., 1.63%, 04/16/26
(b)
........ 8,500 8,561,546
Studio City Finance Ltd., 6.00%, 07/15/25 .. 1,000 1,048,938
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 305 345,565
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 244 261,173
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 718 771,204
Wynn Macau Ltd.:
4.88%, 10/01/24 ................. 667 676,296
5.50%, 01/15/26 ................. 1,000 1,044,563
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
1,186 1,277,915
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 7.75%, 04/01/25
(b)
..... USD 2,713 $ 2,950,388
56,782,282
Household Durables — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
277 296,911
KB Home, 7.63%, 05/15/23 ........... 15,000 16,307,550
Meritage Homes Corp., 5.13%, 06/06/27 ... 507 566,572
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
178 188,627
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
1,139 1,204,208
PulteGroup, Inc., 5.00%, 01/15/27 ....... 781 913,364
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 565 613,025
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... 375 391,537
20,481,794
Household Products — 0.0%
(b)
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 ..................... 605 598,572
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26 ..................... 189 191,835
790,407
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust, 1.84%, 11/15/23
(b)
8,395 8,548,354
Calpine Corp., 5.25%, 06/01/26
(b)
....... 1,819 1,871,296
Cikarang Listrindo Tbk. PT, 4.95%, 09/14/26 500 513,844
Colbun SA, 3.15%, 03/06/30
(b)
......... 295 300,863
11,234,357
Industrial Conglomerates — 0.1%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................ 600 790,050
6.88%, 03/25/44 ................. 235 309,436
CITIC Ltd., 3.88%, 02/28/27 .......... 3,996 4,327,668
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
. 560 584,430
6,011,584
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
.................... 1,741 1,767,098
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 139 147,430
China Life Insurance Overseas Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.35%, 07/27/27
(a)
3,755 3,811,450
E.ON International Finance BV:
0.75%, 11/30/22 ................. EUR 1,150 1,379,798
1.00%, 04/13/25 ................. 300 368,093
Guoren Property & Casualty Insurance Co.
Ltd., 3.35%, 06/01/26 ............. USD 855 861,388
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... 431 455,929
Marsh & McLennan Cos., Inc., 1.35%, 09/21/26 EUR 3,040 3,806,584
NFP Corp., 4.88%, 08/15/28
(b)
......... USD 377 383,085
Vigorous Champion International Ltd., 2.75%,
06/02/25 ..................... 2,814 2,871,096
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26 ................ 2,771 2,794,034
18,645,985
Interactive Media & Services — 0.2%
Baidu, Inc.:
2.88%, 07/06/22 ................. 8,205 8,373,202
3.63%, 07/06/27 ................. 3,200 3,522,600
Tencent Holdings Ltd., 3.60%, 01/19/28 ... 2,300 2,507,207
Weibo Corp., 3.50%, 07/05/24 ......... 2,800 2,947,525
17,350,534

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 .... USD 800 $ 799,400
Amadeus IT Group SA:
(EURIBOR 3 Month + 0.65%), 0.12%,
02/09/23
(a)
................... EUR 13,900 16,496,166
2.50%, 05/20/24 ................. 5,200 6,568,607
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
USD 694 685,908
Capgemini SE, 0.63%, 06/23/25 ........ EUR 2,400 2,915,209
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... USD 269 279,285
Square, Inc., 2.75%, 06/01/26
(b)
........ 360 366,300
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 200 210,500
Unisys Corp., 6.88%, 11/01/27
(b)
........ 478 522,377
VeriSign, Inc., 5.25%, 04/01/25 ........ 1,523 1,729,656
30,573,408
Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25
(b)
......... 275 288,943
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 3,241,124
Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26
(b)
........ USD 976 1,030,656
EnPro Industries, Inc., 5.75%, 10/15/26 ... 156 164,518
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. EUR 5,360 6,433,348
KION Group AG, 1.63%, 09/24/25 ....... 1,300 1,604,938
Parker-Hannifin Corp., 2.70%, 06/14/24 ... USD 2,115 2,228,392
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 1,185 1,208,700
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
522 559,845
Titan International, Inc., 7.00%, 04/30/28
(b)
. 193 201,926
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,982 2,088,532
Traton Finance Luxembourg SA:
0.00%, 06/14/24 ................. EUR 2,400 2,847,411
0.13%, 03/24/25 ................. 4,100 4,871,541
23,239,807
Marine — 0.0%
Pelabuhan Indonesia II PT, 4.25%, 05/05/25 USD 3,000 3,274,313
Media — 0.8%
Altice Financing SA, 7.50%, 05/15/26
(b)
.... 3,611 3,760,134
AMC Networks, Inc., 5.00%, 04/01/24 .... 304 307,867
Charter Communications Operating LLC,
4.91%, 07/23/25 ................ 5,480 6,208,352
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,103 1,159,065
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 2,848 2,919,827
CSC Holdings LLC, 5.25%, 06/01/24 ..... 4,208 4,560,225
DISH DBS Corp.:
5.88%, 07/15/22 ................. 548 571,673
5.00%, 03/15/23 ................. 887 928,361
7.75%, 07/01/26 ................. 1,692 1,916,190
Informa plc:
1.50%, 07/05/23 ................. EUR 5,000 6,103,292
2.13%, 10/06/25 ................. 9,855 12,443,913
Interpublic Group of Cos., Inc. (The), 3.75%,
10/01/21 ..................... USD 1,545 1,558,480
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 649 699,427
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
182 188,441
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 2,264 2,343,240
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
.................... 726 728,723
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 ................. 924 948,394
5.38%, 07/15/26 ................. 1,295 1,337,087
5.00%, 08/01/27 ................. 1,111 1,164,050
Security
Par (000)
Par (000) Value
Media (continued)
4.00%, 07/15/28 ................. USD 600 $ 618,000
Sky Ltd., 1.50%, 09/15/21 ............ EUR 2,040 2,428,074
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... USD 866 938,354
ViacomCBS, Inc., 3.88%, 04/01/24 ...... 3,860 4,152,114
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 1,052 1,099,340
WPP Finance 2013, 3.00%, 11/20/23 ..... EUR 3,960 5,051,025
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 472 493,240
Ziggo BV, 5.50%, 01/15/27
(b)
.......... 3,467 3,602,213
68,229,101
Metals & Mining — 0.3%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(c)
138 151,282
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 455 471,153
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 505 485,305
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 628 669,304
6.13%, 02/15/28 ................. 181 194,162
Constellium SE, 5.88%, 02/15/26
(b)
...... 2,776 2,858,447
Freeport-McMoRan, Inc., 4.55%, 11/14/24 .. 849 923,288
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,130 1,141,653
Glencore Funding LLC, 3.88%, 10/27/27 ... 3,087 3,395,083
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... 1,260 1,370,880
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 685 738,858
JSW Steel Ltd., 5.38%, 04/04/25 ....... 667 710,063
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27 ................ 1,867 1,941,013
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 1,201 1,287,172
Novelis Corp., 5.88%, 09/30/26
(b)
....... 3,088 3,212,306
Nucor Corp., 2.00%, 06/01/25 ......... 1,245 1,288,291
Periama Holdings LLC, 5.95%, 04/19/26 ... 667 724,028
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 765 799,959
Usiminas International SARL, 5.88%,
07/18/26
(b)
.................... 510 552,139
Vale Overseas Ltd., 3.75%, 07/08/30 ..... 1,040 1,106,040
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ................. 834 788,808
13.88%, 01/21/24 ................ 667 725,029
8.95%, 03/11/25 ................. 833 816,340
8.95%, 03/11/25
(b)
................ 200 196,000
26,546,603
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 75 78,562
Multiline Retail — 0.0%
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 838 922,806
Multi-Utilities — 0.3%
Dominion Energy, Inc., 2.72%, 08/15/21
(c)
.. 10,910 10,941,194
Engie SA, 0.38%, 02/28/23 ........... EUR 3,600 4,307,964
National Grid Electricity Transmission plc,
0.19%, 01/20/25 ................ 1,490 1,778,623
Veolia Environnement SA, 0.67%, 03/30/22 . 5,400 6,435,577
23,463,358
Oil, Gas & Consumable Fuels — 2.6%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... USD 1,102 1,193,135
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 625 698,506
5.75%, 03/01/27 ................. 255 265,200
5.75%, 01/15/28 ................. 48 50,509
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 210 238,875
Apache Corp., 4.88%, 11/15/27 ........ 1,473 1,595,244

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
APT Pipelines Ltd., 4.25%, 07/15/27 ..... USD 4,200 $ 4,743,118
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
652 706,559
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27 ..................... 2,886 3,063,309
Buckeye Partners LP, 4.50%, 03/01/28
(b)
... 775 794,615
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 554 566,526
Cheniere Energy Partners LP, 5.63%, 10/01/26 441 457,538
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 125,545
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
.................... 249 272,966
Contemporary Ruiding Development Ltd.,
1.88%, 09/17/25 ................ 3,000 2,998,800
Continental Resources, Inc., 4.50%, 04/15/23 119 123,829
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 375 383,977
CrownRock LP, 5.63%, 10/15/25
(b)
...... 2,736 2,831,760
Diamondback Energy, Inc.:
0.90%, 03/24/23 ................. 7,495 7,496,611
2.88%, 12/01/24 ................. 8,710 9,199,502
4.75%, 05/31/25 ................. 8,600 9,683,123
Enbridge, Inc., 2.50%, 01/15/25 ........ 1,710 1,791,510
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 568 607,760
5.50%, 01/30/26 ................. 1,189 1,235,074
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)
.................... 1,295 1,324,138
Energy Transfer LP:
3.45%, 01/15/23 ................. 8,080 8,356,522
3.60%, 02/01/23 ................. 2,900 3,009,192
4.25%, 03/15/23 ................. 35,795 37,555,441
5.88%, 01/15/24 ................. 10,825 11,995,227
4.50%, 04/15/24 ................. 1,433 1,560,150
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 401 423,612
EnLink Midstream Partners LP, 4.85%,
07/15/26 ..................... 570 589,950
EQM Midstream Partners LP
(b)
:
6.00%, 07/01/25 ................. 705 766,687
6.50%, 07/01/27 ................. 1,032 1,150,680
EQT Corp., 3.13%, 05/15/26
(b)
......... 217 222,362
Genesis Energy LP, 8.00%, 01/15/27 ..... 552 579,945
Geopark Ltd., 5.50%, 01/17/27
(b)
........ 520 526,435
GNL Quintero SA, 4.63%, 07/31/29 ...... 2,750 2,987,187
Greenko Dutch BV, 3.85%, 03/29/26 ..... 1,334 1,367,350
Greenko Mauritius Ltd., 6.25%, 02/21/23 .. 1,998 2,057,940
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27 ..................... 1,961 2,067,384
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 .. 500 524,469
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 870 913,648
India Green Energy Holdings:
5.38%, 04/29/24 ................. 800 837,750
5.38%, 04/29/24
(b)
................ 810 848,222
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
.................... 365 394,656
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 540 559,271
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
... 1,487 1,549,923
Matador Resources Co., 5.88%, 09/15/26 .. 1,517 1,562,510
MEG Energy Corp., 6.50%, 01/15/25
(b)
.... 719 743,266
Mongolian Mining Corp., 9.25%, 04/15/24
(b)
. 333 307,359
MPLX LP, 3.50%, 12/01/22 ........... 4,885 5,073,855
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 ................. 2,101 2,150,899
6.50%, 09/30/26 ................. 1,912 1,953,681
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
USD 591 $ 620,550
NuStar Logistics LP, 5.75%, 10/01/25 ..... 466 506,775
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 208 212,160
2.70%, 02/15/23 ................. 425 434,435
6.95%, 07/01/24 ................. 174 196,008
2.90%, 08/15/24 ................. 4,088 4,179,980
5.50%, 12/01/25 ................. 517 571,295
5.55%, 03/15/26 ................. 1,980 2,187,900
3.40%, 04/15/26 ................. 142 145,195
Oil India International Pte. Ltd., 4.00%,
04/21/27 ..................... 1,948 2,060,375
Oil India Ltd., 5.38%, 04/17/24 ......... 950 1,042,506
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26 ..................... 1,981 2,104,080
OQ SAOC, 5.13%, 05/06/28
(b)
......... 2,031 2,044,709
Ovintiv Exploration, Inc.:
5.63%, 07/01/24 ................. 9,278 10,330,293
5.38%, 01/01/26 ................. 139 156,645
Ovintiv, Inc., 3.90%, 11/15/21 .......... 4,850 4,861,598
Parkland Corp., 5.88%, 07/15/27
(b)
...... 433 461,522
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 1,745 1,757,896
PDC Energy, Inc., 5.75%, 05/15/26 ...... 235 245,500
Petrobras Global Finance BV, 5.30%, 01/27/25 2,225 2,497,980
Pioneer Natural Resources Co.:
0.55%, 05/15/23 ................. 4,255 4,259,064
1.13%, 01/15/26 ................. 6,380 6,317,266
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27 ..................... 2,600 2,692,300
Puma International Financing SA, 5.13%,
10/06/24 ..................... 495 498,094
Qatar Petroleum, 3.30%, 07/12/51 ...... 1,565 1,565,000
Range Resources Corp.:
5.00%, 08/15/22 ................. 200 203,806
9.25%, 02/01/26 ................. 605 667,013
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 672 706,440
ReNew Power Pvt Ltd., 5.88%, 03/05/27 ... 834 888,106
ReNew Power Synthetic, 6.67%, 03/12/24 .. 333 349,504
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... 5,967 6,696,080
Santos Finance Ltd., 4.13%, 09/14/27 .... 1,943 2,096,600
Sinopec Group Overseas Development 2017
Ltd., 3.63%, 04/12/27 ............. 2,250 2,470,365
SK Battery America, Inc., 2.13%, 01/26/26 . 1,989 1,967,450
SM Energy Co.:
10.00%, 01/15/25
(b)
............... 1,591 1,795,189
6.50%, 07/15/28 ................. 276 283,590
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 54 54,405
6.45%, 01/23/25
(c)
................ 61 67,527
7.50%, 04/01/26 ................. 418 442,558
Sunoco LP, 6.00%, 04/15/27 .......... 54 56,471
Tallgrass Energy Partners LP, 7.50%,
10/01/25
(b)
.................... 366 400,770
Targa Resources Partners LP, 5.88%, 04/15/26 755 792,984
TerraForm Power Operating LLC, 4.25%,
01/31/23
(b)
.................... 1,648 1,691,260
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 742 770,975
4.65%, 07/01/26 ................. 901 961,529
Williams Cos., Inc. (The), 4.00%, 11/15/21 .. 4,650 4,667,729
225,062,779
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.13%, 01/15/32 ... 940 930,976

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Personal Products — 0.0%
Coty, Inc., 5.00%, 04/15/26
(b)
.......... USD 171 $ 173,391
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 ................. 442 480,763
8.50%, 01/31/27 ................. 1,712 1,860,773
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 ................. 3,240 3,321,000
5.50%, 11/01/25 ................. 387 397,062
9.00%, 12/15/25 ................. 2,071 2,220,733
4.88%, 06/01/28 ................. 682 698,027
Bayer AG, 0.05%, 01/12/25 ........... EUR 2,900 3,430,216
Bayer Capital Corp. BV, 1.50%, 06/26/26 .. 2,600 3,256,027
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... USD 248 259,150
Merck Financial Services GmbH, 0.01%,
12/15/23 ..................... EUR 4,500 5,363,130
Organon & Co., 4.13%, 04/30/28
(b)
...... USD 1,530 1,560,294
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 521 547,050
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
2,254 2,304,332
Teva Pharmaceutical Finance Netherlands III
BV:
2.80%, 07/21/23 ................. 11,000 10,920,140
7.13%, 01/31/25 ................. 210 230,475
Upjohn Finance BV, 0.82%, 06/23/22 ..... EUR 5,090 6,092,334
42,941,506
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... USD 457 453,001
Dun & Bradstreet Corp. (The), 6.88%,
08/15/26
(b)
.................... 2,241 2,375,460
Jaguar Holding Co. II, 4.63%, 06/15/25
(b)
.. 616 646,800
MMS USA Holdings, Inc., 0.63%, 06/13/25 . EUR 3,300 3,983,025
7,458,286
Real Estate Management & Development — 1.2%
Agile Group Holdings Ltd.:
5.75%, 01/02/25 ................. USD 1,000 1,007,500
6.05%, 10/13/25 ................. 900 912,825
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 1,665 1,764,380
Central China Real Estate Ltd.:
7.65%, 08/27/23 ................. 584 547,500
7.25%, 07/16/24 ................. 583 505,862
China Aoyuan Group Ltd.:
6.35%, 02/08/24 ................. 1,000 940,000
5.98%, 08/18/25 ................. 1,000 882,500
6.20%, 03/24/26 ................. 834 724,955
China Evergrande Group:
8.25%, 03/23/22 ................. 667 568,742
9.50%, 04/11/22 ................. 667 568,326
11.50%, 01/22/23 ................ 1,334 1,060,363
10.00%, 04/11/23 ................ 666 508,158
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26 ....... 550 550,000
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ................. 667 685,051
7.38%, 04/09/24 ................. 667 689,011
5.95%, 09/29/24 ................. 667 668,667
7.00%, 05/02/25 ................. 667 675,891
CIFI Holdings Group Co. Ltd.:
6.45%, 11/07/24 ................. 667 704,519
6.00%, 07/16/25 ................. 750 788,344
5.95%, 10/20/25 ................. 750 793,265
Country Garden Holdings Co. Ltd.:
7.25%, 04/08/26 ................. 600 664,988
5.63%, 12/15/26 ................. 2,086 2,319,762
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Easy Tactic Ltd.:
9.13%, 07/28/22 ................. USD 333 $ 329,628
12.38%, 11/18/22 ................ 333 336,746
5.88%, 02/13/23 ................. 667 601,114
8.13%, 02/27/23 ................. 667 620,852
11.75%, 08/02/23 ................ 667 653,577
Esic Sukuk Ltd., 3.94%, 07/30/24 ....... 1,903 1,982,450
Fantasia Holdings Group Co. Ltd.:
10.88%, 01/09/23 ................ 1,167 1,038,849
11.88%, 06/01/23 ................ 667 585,834
9.25%, 07/28/23 ................. 667 543,939
9.88%, 10/19/23 ................. 333 270,937
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 177 178,602
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25 667 691,512
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ..................... 1,000 1,013,000
Hysan MTN Ltd., 2.88%, 06/02/27 ....... 3,773 3,958,820
Kaisa Group Holdings Ltd.:
11.50%, 01/30/23 ................ 1,000 1,011,125
10.88%, 07/23/23 ................ 1,000 1,000,813
9.75%, 09/28/23 ................. 667 654,827
11.95%, 11/12/23 ................ 1,334 1,364,682
9.38%, 06/30/24 ................. 467 439,680
11.70%, 11/11/25 ................ 200 188,058
KWG Group Holdings Ltd.:
7.88%, 09/01/23 ................. 667 682,508
7.40%, 03/05/24 ................. 667 695,681
5.88%, 11/10/24 ................. 667 671,294
Logan Group Co. Ltd.:
5.75%, 01/14/25 ................. 1,000 1,036,437
4.50%, 01/13/28 ................. 1,167 1,127,614
Longfor Group Holdings Ltd.:
3.90%, 04/16/23 ................. 2,600 2,706,925
3.38%, 04/13/27 ................. 1,895 1,990,105
Mirvac Group Finance Ltd., 3.63%, 03/18/27 3,916 4,260,335
Modern Land China Co. Ltd., 9.80%, 04/11/23 667 601,676
New Metro Global Ltd.:
6.80%, 08/05/23 ................. 1,000 1,040,812
4.50%, 05/02/26 ................. 667 652,743
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24 ..................... 800 827,400
Radiance Capital Investments Ltd., 8.80%,
09/17/23 ..................... 200 205,600
Redco Properties Group Ltd., 9.90%, 02/17/24 200 193,000
Redsun Properties Group Ltd.:
10.50%, 10/03/22 ................ 333 339,202
9.70%, 04/16/23 ................. 1,000 1,014,688
7.30%, 01/13/25 ................. 667 616,683
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 ................. 666 706,917
5.90%, 03/05/25 ................. 834 864,650
6.00%, 09/04/25 ................. 667 692,846
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 667 670,335
Ronshine China Holdings Ltd.:
7.35%, 12/15/23 ................. 1,334 1,260,880
7.10%, 01/25/25 ................. 667 596,465
Scenery Journey Ltd.:
11.50%, 10/24/22 ................ 834 667,304
13.00%, 11/06/22 ................ 834 680,127
12.00%, 10/24/23 ................ 999 787,524
Seazen Group Ltd., 6.45%, 06/11/22 ..... 667 679,298
Shimao Group Holdings Ltd., 5.60%, 07/15/26 2,026 2,129,833
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................ 2,048 2,271,744

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Sino-Ocean Land Treasure IV Ltd., 3.25%,
05/05/26 ..................... USD 1,450 $ 1,444,563
Sunac China Holdings Ltd.:
7.95%, 10/11/23 ................. 666 686,979
7.50%, 02/01/24 ................. 834 852,400
6.65%, 08/03/24 ................. 834 837,023
6.50%, 01/10/25 ................. 667 652,960
7.00%, 07/09/25 ................. 917 901,136
Times China Holdings Ltd.:
6.75%, 07/08/25 ................. 1,417 1,437,192
6.20%, 03/22/26 ................. 1,417 1,393,354
Unique Pub Finance Co. plc (The), Series M,
7.40%, 03/28/24
(c)
............... GBP 4,550 6,642,926
Vonovia Finance BV:
0.13%, 04/06/23 ................. EUR 4,100 4,883,744
1.63%, 04/07/24 ................. 1,800 2,225,401
Vonovia SE, 0.00%, 09/16/24 ......... 3,200 3,803,391
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ..................... USD 667 666,291
Wanda Properties Overseas Ltd., 6.88%,
07/23/23 ..................... 667 658,579
Yango Justice International Ltd.:
10.00%, 02/12/23 ................ 666 671,328
8.25%, 11/25/23 ................. 667 645,656
7.50%, 04/15/24 ................. 834 802,100
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24 . 800 838,900
Yuzhou Group Holdings Co. Ltd.:
8.50%, 02/26/24 ................. 667 607,804
8.38%, 10/30/24 ................. 667 593,963
7.70%, 02/20/25 ................. 834 711,402
8.30%, 05/27/25 ................. 834 708,535
7.38%, 01/13/26 ................. 833 653,905
Zhenro Properties Group Ltd.:
9.15%, 05/06/23 ................. 333 345,446
8.35%, 03/10/24 ................. 667 677,547
7.88%, 04/14/24 ................. 667 665,666
7.35%, 02/05/25 ................. 333 318,806
6.63%, 01/07/26 ................. 333 300,699
102,293,976
Road & Rail — 0.3%
CMB International Leasing Management Ltd.:
1.88%, 08/12/25 ................. 2,709 2,681,571
2.00%, 02/04/26 ................. 1,235 1,220,952
DAE Funding LLC
(b)
:
1.55%, 08/01/24 ................. 906 904,161
2.63%, 03/20/25 ................. 1,305 1,326,043
Penske Truck Leasing Co. LP
(b)
:
1.20%, 11/15/25 ................. 11,685 11,573,610
1.70%, 06/15/26 ................. 4,295 4,323,407
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
850 891,331
SMBC Aviation Capital Finance DAC, 2.30%,
06/15/28
(b)
.................... 2,835 2,867,526
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 1,507 1,626,355
7.50%, 09/15/27 ................. 696 764,890
6.25%, 01/15/28 ................. 690 742,585
28,922,431
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc., 4.70%, 04/15/25 ....... 25,555 28,789,376
Microchip Technology, Inc., 4.25%, 09/01/25 2,381 2,499,730
NXP BV
(b)
:
2.70%, 05/01/25 ................. 3,801 3,997,702
3.88%, 06/18/26 ................. 6,000 6,647,400
41,934,208
Security
Par (000)
Par (000) Value
Software — 0.4%
Amadeus Capital Markets SA, 1.63%, 11/17/21 EUR 3,100 $ 3,684,294
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. USD 3,444 3,685,080
BY Crown Parent LLC, 4.25%, 01/31/26
(b)
.. 955 1,000,362
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 1,554 1,625,873
CDK Global, Inc., 4.88%, 06/01/27 ...... 1,792 1,895,040
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 1,784 1,812,990
Clarivate Science Holdings Corp., 3.88%,
06/30/28
(b)
.................... 520 524,737
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 195,764
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 429 429,000
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 1,247 1,299,112
Oracle Corp., 1.65%, 03/25/26 ......... 11,635 11,793,959
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 1,030 1,060,900
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 1,711 1,781,579
30,788,690
Specialty Retail — 0.1%
eG Global Finance plc
(b)
:
6.75%, 02/07/25 ................. 1,006 1,040,169
8.50%, 10/30/25 ................. 200 211,500
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 485 477,095
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 494 511,685
PetSmart, Inc., 4.75%, 02/15/28
(b)
....... 1,292 1,342,065
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 606 634,612
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 606 619,635
Staples, Inc., 7.50%, 04/15/26
(b)
........ 740 766,444
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26 ..................... 670 678,710
6,281,915
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 251 278,296
Litigation Systems, Inc., 4.00%, 10/30/27
(d)
. 4,189 4,115,693
NCR Corp., 8.13%, 04/15/25
(b)
......... 502 548,937
4,942,926
Textiles, Apparel & Luxury Goods — 0.0%
Li & Fung Ltd., 4.50%, 08/18/25 ........ 1,874 1,928,229
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 503 529,256
2,457,485
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 0.63%, 04/28/25 ........... EUR 1,700 2,065,020
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 869 957,812
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 768 716,160
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 613 612,133
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 551 570,990
4,922,115
Tobacco — 0.7%
Altria Group, Inc., 1.70%, 06/15/25 ...... EUR 7,900 9,848,049
BAT Capital Corp.:
1.13%, 11/16/23 ................. 2,350 2,850,184
3.22%, 08/15/24 ................. USD 4,845 5,146,164
2.79%, 09/06/24 ................. 29,510 30,999,188
BAT International Finance plc:
0.88%, 10/13/23 ................. EUR 2,124 2,560,749
1.67%, 03/25/26 ................. USD 4,700 4,697,365
Philip Morris International, Inc.:
2.88%, 03/03/26 ................. EUR 1,550 2,074,176

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Tobacco (continued)
0.13%, 08/03/26 ................. EUR 730 $ 861,590
59,037,465
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
2.63%, 07/01/22 ................. USD 8,375 8,533,609
3.88%, 07/03/23 ................. 4,500 4,773,580
1.88%, 08/15/26 ................. 5,265 5,269,069
Aviation Capital Group LLC, 1.95%, 01/30/26
(b)
5,785 5,786,563
BOC Aviation Ltd., 3.50%, 09/18/27 ...... 3,889 4,139,354
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 226 243,233
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 196 203,595
9.75%, 08/01/27 ................. 89 102,906
5.50%, 05/01/28 ................. 378 393,593
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
3,447 3,725,173
33,170,675
Transportation Infrastructure — 0.1%
Fraport AG Frankfurt Airport Services
Worldwide, 1.63%, 07/09/24 ......... EUR 8,450 10,362,859
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... USD 182 192,920
Wireless Telecommunication Services — 0.4%
Bharti Airtel Ltd., 4.38%, 06/10/25 ....... 2,017 2,193,992
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 4,004 4,234,230
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 1,365 1,529,046
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 ................. 1,476 1,545,464
4.50%, 04/27/31 ................. 1,355 1,409,454
Sprint Corp.:
7.88%, 09/15/23 ................. 1,843 2,093,788
7.13%, 06/15/24 ................. 892 1,029,145
7.63%, 02/15/25 ................. 1,082 1,285,557
7.63%, 03/01/26 ................. 1,248 1,522,560
Sprint Spectrum Co. LLC
(b)
:
3.36%, 09/20/21
(c)
................ 197 197,647
4.74%, 03/20/25 ................. 7,603 8,157,089
T-Mobile USA, Inc.:
4.50%, 02/01/26 ................. 286 291,468
1.50%, 02/15/26 ................. 4,958 4,995,879
2.63%, 04/15/26 ................. 1,817 1,857,883
VEON Holdings BV
(b)
:
4.00%, 04/09/25 ................. 1,995 2,099,737
3.38%, 11/25/27 ................. 1,189 1,196,134
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
935 933,738
36,572,811
Total Corporate Bonds — 30.5%
(Cost: $2,581,866,360) ........................... 2,632,495,689
Floating Rate Loan Interests — 0.0%
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27
(a)
................ 37 36,664
Total Floating Rate Loan Interests — 0.0%
(Cost: $36,027) ................................ 36,664
Security
Par (000)
Par (000) Value
Foreign Agency Obligations — 0.7%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ...................... USD 587 $ 678,536
CBB International Sukuk Programme Co.,
6.25%
,
11/14/24
(b)
................ 202 220,281
898,817
Canada — 0.3%
CPPIB Capital, Inc., 0.50%
,
09/16/24
(b)
.... 22,650 22,563,567
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
..................... 505 551,081
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26 ......... 2,070 2,282,382
India — 0.1%
Export-Import Bank of India, 3.38%
,
08/05/26 1,987 2,117,645
Indian Oil Corp. Ltd., 4.75%
,
01/16/24 ..... 2,000 2,152,250
NTPC Ltd., 3.75%
,
04/03/24 ........... 2,013 2,119,060
Power Finance Corp. Ltd., 3.75%
,
06/18/24 . 1,948 2,049,418
8,438,373
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. 667 682,341
Pertamina Persero PT:
1.40%, 02/09/26 ................. 3,000 2,940,000
3.10%, 08/27/30 ................. 2,097 2,152,046
5,774,387
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25 ........... EUR 1,885 2,233,458
Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26 ................. USD 1,720 1,873,510
6.84%, 01/23/30 ................. 1,570 1,615,922
5.95%, 01/28/31 ................. 5,370 5,196,818
8,686,250
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,110 1,131,853
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
..................... 690 676,114
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)
:
2.88%, 04/16/24 ................. 3,245 3,415,362
2.25%, 11/24/30 ................. 1,035 1,015,387
4,430,749
Total Foreign Agency Obligations — 0.7%
(Cost: $57,893,546) .............................. 57,667,031
Foreign Government Obligations — 1.5%
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 ................. 1,403 1,594,422
4.25%, 01/25/28
(b)
................ 780 779,756
7.38%, 05/14/30 ................. 1,607 1,811,692
4,185,870

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Brazil — 0.1%
Federative Republic of Brazil:
6.00%, 04/07/26 ................. USD 877 $ 1,029,269
4.63%, 01/13/28 ................. 1,940 2,097,382
3.88%, 06/12/30 ................. 4,114 4,154,626
7,281,277
Chile — 0.1%
Republic of Chile:
2.45%, 01/31/31 ................. 3,710 3,777,939
3.10%, 05/07/41 ................. 1,205 1,211,628
4,989,567
Colombia — 0.1%
Republic of Colombia:
4.00%, 02/26/24 ................. 384 406,272
8.13%, 05/21/24 ................. 3,010 3,553,305
3.88%, 04/25/27 ................. 2,510 2,666,561
4.50%, 03/15/29 ................. 869 945,744
3.25%, 04/22/32 ................. 820 801,550
4.13%, 05/15/51 ................. 510 483,161
8,856,593
Dominican Republic — 0.1%
Dominican Republic Government Bond:
4.50%, 01/30/30
(b)
................ 3,946 4,026,893
4.88%, 09/23/32
(b)
................ 1,715 1,766,450
5.30%, 01/21/41 ................. 1,084 1,080,816
6.40%, 06/05/49 ................. 1,100 1,184,081
8,058,240
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22 ................. 500 510,094
5.58%, 02/21/23
(b)
................ 1,160 1,216,405
5.75%, 05/29/24
(b)
................ 935 995,074
4.75%, 04/11/25
(b)
................ EUR 290 358,224
5.88%, 06/11/25 ................. USD 989 1,055,943
5.25%, 10/06/25
(b)
................ 1,595 1,678,239
7.60%, 03/01/29 ................. 1,168 1,282,099
5.88%, 02/16/31
(b)
................ 250 241,797
6.38%, 04/11/31
(b)
................ EUR 1,250 1,543,605
8,881,480
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
..... USD 1,948 2,005,831
India — 0.0%
Indian Railway Finance Corp. Ltd., 3.73%
,
03/29/24 ...................... 1,957 2,074,787
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT, 4.75%
,
05/13/25 2,041 2,270,357
Perusahaan Listrik Negara PT, 4.13%
,
05/15/27 3,059 3,313,662
Republic of Indonesia:
4.75%, 01/08/26 ................. 2,010 2,290,521
3.50%, 01/11/28 ................. 1,600 1,744,800
4.10%, 04/24/28 ................. 1,190 1,344,180
4.75%, 02/11/29 ................. 450 528,096
11,491,616
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ...................... 990 1,058,681
Mexico — 0.1%
United Mexican States:
4.13%, 01/21/26 ................. 1,460 1,646,424
4.50%, 04/22/29 ................. 1,997 2,258,233
3.25%, 04/16/30 ................. 1,416 1,461,400
Security
Par (000)
Par (000) Value
Mexico (continued)
2.66%, 05/24/31 ................. USD 1,513 $ 1,477,350
4.75%, 04/27/32 ................. 831 951,391
7,794,798
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ...... 800 917,150
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 ................. 2,173 2,096,945
4.00%, 12/15/50 ................. 745 690,056
2,787,001
Nigeria — 0.0%
Federal Republic of Nigeria, 7.88%
,
02/16/32 957 1,027,160
Oman — 0.0%
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
450 462,516
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26 255 257,470
Panama — 0.1%
Republic of Panama:
3.88%, 03/17/28 ................. 2,560 2,814,880
3.16%, 01/23/30 ................. 1,395 1,461,960
2.25%, 09/29/32 ................. 1,004 962,459
5,239,299
Paraguay — 0.1%
(b)
Republic of Paraguay:
5.00%, 04/15/26 ................. 1,569 1,780,129
4.95%, 04/28/31
(b)
................ 4,368 5,017,194
2.74%, 01/29/33
(b)
................ 1,985 1,926,442
8,723,765
Peru — 0.1%
Republic of Peru:
2.39%, 01/23/26 ................. 2,345 2,418,721
1.86%, 12/01/32 ................. 970 902,888
3.30%, 03/11/41 ................. 857 866,856
4,188,465
Philippines — 0.1%
Republic of Philippines, 3.75%
,
01/14/29 ... 4,460 5,053,180
Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28 ................. 3,055 3,607,955
4.00%, 03/14/29
(b)
................ 3,740 4,304,740
7,912,695
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
2,858 2,963,925
Russia — 0.0%
Russian Federation:
4.75%, 05/27/26 ................. 1,600 1,819,800
4.25%, 06/23/27 ................. 1,600 1,785,100
3,604,900
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 ................. 2,050 2,261,791
3.25%, 10/26/26 ................. 854 929,792
3.63%, 03/04/28 ................. 600 661,050
4.38%, 04/16/29
(b)
................ 2,180 2,516,265
6,368,898
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 .. 901 975,220

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ukraine — 0.1%
Ukraine Government Bond:
8.99%, 02/01/24 ................. USD 930 $ 1,031,370
7.75%, 09/01/24 ................. 953 1,039,544
9.75%, 11/01/28 ................. 1,017 1,211,056
7.25%, 03/15/33
(b)
................ 715 743,511
4,025,481
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 2.94%
,
06/10/27 2,885 2,977,861
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 1,684 1,935,331
Total Foreign Government Obligations — 1.5%
(Cost: $124,172,392) ............................. 126,099,057
Shares
Shares
Investment Companies — 1.8%
iShares Short Maturity Bond ETF
(e)
....... 3,180,000 159,524,700
Total Investment Companies — 1.8%
(Cost: $159,438,280) ............................. 159,524,700
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 11.5%
Collateralized Mortgage Obligations — 1.7%
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)(d)
........ 2,894 2,922,493
Atlas Funding plc
(a)
:
Series 2021-1, Class C, (SONIA3M IR +
1.70%), 1.75%, 07/25/58 ......... GBP 125 173,824
Series 2021-1, Class D, (SONIA3M IR +
2.25%), 2.30%, 07/25/58 ......... 110 154,266
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 2.63%, 11/25/33
(a)
....... USD 199 194,669
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 2.94%, 07/25/34
(a)
............. 325 335,407
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(e)
....... 19 15,968
Canada Square Funding plc, Series 2021-2,
Class C, (SONIA3M IR + 1.60%), 0.05%,
06/17/58
(a)
..................... GBP 102 141,153
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... USD 2,896 2,906,748
Chase Home Lending Mortgage Trust
(a)(b)
:
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 0.99%, 07/25/49 .. 1,517 1,525,048
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 3,245 3,338,041
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 0.63%, 02/25/35
(a)
.. 262 256,453
Series 2005-17, Class 1A6, 5.50%, 09/25/35 358 359,570
Series 2005-HYB8, Class 2A1, 2.71%,
12/20/35
(a)
................... 659 627,166
CMF plc
(a)
:
Series 2020-1, Class B, (SONIA1M IR +
1.00%), 1.05%, 01/16/57 ......... GBP 220 303,828
Series 2020-1, Class C, (SONIA1M IR +
1.25%), 1.30%, 01/16/57 ......... 105 145,010
CSMC Trust, Series 2019-RP10, Class A1,
3.02%, 12/26/59
(a)(b)
............... USD 3,628 3,648,059
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Dutch Property Finance BV, Series 2021-1,
Class B, (EURIBOR 3 Month + 1.10%),
0.57%, 07/28/58
(a)
................ EUR 740 $ 879,349
Finsbury Square, Series 2021-1GRX, Class C,
(SONIA3M IR + 1.25%), 1.30%, 12/16/67
(a)
GBP 1,045 1,444,252
Finsbury Square plc, Series 2020-1A, Class C,
(SONIA3M IR + 1.35%), 1.40%, 03/16/70
(a)(b)
225 310,666
Gemgarto plc, Series 2021-1X, Class C,
(SONIA3M IR + 1.30%), 1.35%, 12/16/67
(a)
218 302,563
Gosforth Funding plc, Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 0.45%), 0.60%,
08/25/60
(a)(b)
.................... USD 3,882 3,888,663
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
:
Series 2019-PJ1, Class B1, 4.30%, 08/25/49 2,728 2,793,663
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 6,342 6,450,179
Hops Hill No. 1 plc
(a)
:
Series 1, Class C, (SONIA1M IR + 1.85%),
1.90%, 05/27/54 ............... GBP 200 279,070
Series 1, Class D, (SONIA1M IR + 2.35%),
2.40%, 05/27/54 ............... 100 140,259
JPMorgan Mortgage Trust
(a)(b)
:
Series 2016-2, Class A1, 2.46%, 06/25/46 USD 6,572 6,558,952
Series 2020-7, Class A3, 3.00%, 01/25/51 5,157 5,234,452
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 1.09%, 06/25/50 .. 4,370 4,392,317
Lanark Master Issuer plc, Series 2019-1A,
Class 1A1, (LIBOR USD 3 Month + 0.77%),
0.92%, 12/22/69
(a)(b)
............... 4,790 4,792,936
Lanebrook Mortgage Transaction plc, Series
2020-1, Class C, (SONIA3M IR + 2.25%),
2.30%, 06/12/57
(a)
................ GBP 370 521,419
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.87%,
11/25/34
(a)
..................... USD 599 601,949
Mortimer BTL plc, Series 2021-1, Class C,
(SONIA3M IR + 1.45%), 1.50%, 06/23/53
(a)
GBP 111 153,178
National RMBS Trust, Series 2012-2, Class A1,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 1.10%), 1.11%, 06/20/44
(a)
.. AUD 603 452,425
New Residential Mortgage Loan Trust
(a)(b)
:
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,769 1,868,185
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 6,396 6,849,637
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 15,051 15,875,046
NRP Mortgage Trust, Series 2013-1, Class
A23, 3.25%, 07/25/43
(a)(b)
........... 14 13,612
Residential Mortgage Securities 32 plc, Series
32X, Class C, (SONIA3M IR + 2.20%),
2.25%, 06/20/70
(a)
................ GBP 1,025 1,432,135
RMAC Securities No. 1 plc, Series 2007-NS1X,
Class A2A, (LIBOR GBP 3 Month + 0.15%),
0.23%, 06/12/44
(a)
................ 384 513,394
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 6,702 7,026,011
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
18,494 19,429,173
Series 2019-4, Class MA, 3.00%, 02/25/59 17,055 17,910,462
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 2,245 2,267,059
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
6,792 6,789,382
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.39%, 09/25/34
(a)
627 596,546

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
TORRENS Trust, Series 2013-1, Class A,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 0.95%), 0.96%, 04/12/44
(a)
. AUD 3,680 $ 2,770,946
Tower Bridge Funding
(a)
:
Series 2021-1, Class C, (SONIA3M IR +
1.85%), 1.90%, 07/21/64 ......... GBP 365 505,626
Series 2021-1, Class D, (SONIA3M IR +
2.15%), 2.20%, 07/21/64 ......... 252 350,892
Tower Bridge Funding plc
(a)
:
Series 2020-1, Class C, (SONIA3M IR +
2.45%), 2.50%, 09/20/63 ......... 145 203,081
Series 2020-1, Class D, (SONIA3M IR +
3.45%), 3.50%, 09/20/63 ......... 120 168,460
Twin Bridges plc
(a)
:
Series 2020-1, Class C, (SONIA3M IR +
2.25%), 2.30%, 12/12/54 ......... 395 554,863
Series 2020-1, Class D, (SONIA3M IR +
3.00%), 3.05%, 12/12/54 ......... 225 317,453
Series 2021-1, Class C, (SONIA3M IR +
1.60%), 1.65%, 03/12/55 ......... 436 607,310
Series 2021-1, Class D, (SONIA3M IR +
2.10%), 2.15%, 03/12/55 ......... 220 307,080
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 2.09%,
03/01/27
(a)(b)
.................... USD 3 1,585
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
:
Series 2019-4, Class A2, 3.00%, 09/25/49 1,770 1,797,401
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 3,270 3,302,801
147,702,135
Commercial Mortgage-Backed Securities — 9.8%
1211 Avenue of the Americas Trust
(b)
:
Series 2015-1211, Class A1A1, 3.90%,
08/10/35 .................... 8,000 8,742,860
Series 2015-1211, Class A1A2, 3.90%,
08/10/35 .................... 5,000 5,474,664
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month
+ 1.54%), 1.61%, 09/15/34
(a)(b)
........ 6,910 6,901,705
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 1.22%,
04/15/34
(a)(b)
.................... 8,030 8,032,389
AOA Mortgage Trust, Series 2015-1177, Class
D, 3.11%, 12/13/29
(a)(b)
............. 4,855 4,830,119
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.07%, 11/15/33 ... 3,270 3,199,346
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.92%, 09/15/34 ... 12,495 12,498,919
BANK:
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 6,000 6,349,578
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 12,200 12,933,324
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 16,449,429
BBCMS Trust, Series 2013-TYSN, Class E,
3.71%, 09/05/32
(b)
................ 3,765 3,745,542
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.78%,
12/11/40
(a)
..................... —
(f)
1
Benchmark Mortgage Trust, Series 2019-B9,
Class A5, 4.02%, 03/15/52 .......... 10,000 11,454,400
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(b)
:
Series 2018-IND, Class A, (LIBOR USD 1
Month + 0.75%), 0.82%, 11/15/35
(a)
.. USD 1,759 $ 1,759,357
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 0.99%, 10/15/36
(a)
.. 23,959 23,990,057
Series 2020-VIV4, Class A, 2.84%, 03/09/44 5,820 6,113,336
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.73%, 05/15/38
(a)
.. 6,930 6,927,920
BX Trust
(a)(b)
:
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 0.87%, 02/15/36 ... 4,700 4,707,507
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 0.87%, 02/15/36 ... 6,280 6,290,030
Series 2021-SOAR, Class A, (LIBOR USD 1
Month + 0.67%), 0.77%, 06/15/38 ... 12,210 12,220,988
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.43%, 06/15/23 ... 3,450 3,449,999
CFCRE Commercial Mortgage Trust
(b)
:
Series 2018-TAN, Class A, 4.24%, 02/15/33 15,000 15,578,286
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 8,186,522
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%,
09/10/45 .................... 13,817 14,014,198
Series 2013-375P, Class A, 3.25%,
05/10/35
(b)
................... 9,460 9,837,075
Series 2013-GC11, Class A3, 2.82%,
04/10/46 .................... 26,424 27,093,764
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... 9,000 9,865,810
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,174 14,142,496
Series 2016-P3, Class A2, 2.74%, 04/15/49 3,496 3,494,222
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 15,549,686
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%,
05/15/45 .................... 8,309 8,427,038
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 4,515 4,859,454
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... 15,053 16,023,837
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 4,559 4,746,571
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 1,255 1,310,753
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 28,180 28,455,121
Series 2015-CR23, Class A2, 2.85%,
05/10/48 .................... 3,885 3,916,827
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 8,409,269
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 6,120 6,434,512
Series 2015-PC1, Class B, 4.46%,
07/10/50
(a)
................... 4,175 4,543,475
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
..................... 7,128 7,358,711
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,653,776
Extended Stay America Trust, Series 2021-
ESH, Class A, (LIBOR USD 1 Month +
1.08%), 1.16%, 07/15/38
(a)(b)
......... 12,880 12,916,508
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class F, 5.52%,
05/03/32
(b)
................... 2,000 2,264,897
Series 2013-GC10, Class A4, 2.68%,
02/10/46 .................... 3,644 3,732,676

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust
(b)
:
Series 2012-ALOH, Class A, 3.55%,
04/10/34 .................... USD 17,000 $ 17,186,833
Series 2019-SOHO, Class A, (LIBOR USD 1
Month + 0.90%), 0.97%, 06/15/36
(a)
.. 12,154 12,153,752
Series 2019-SOHO, Class C, (LIBOR USD 1
Month + 1.30%), 1.37%, 06/15/36
(a)
.. 8,815 8,798,244
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.07%, 11/15/37
(a)
.. 11,900 11,959,994
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(a)(b)
.................. 8,005 8,001,514
Series 2012-GC6, Class A3, 3.48%,
01/10/45 .................... 6,126 6,137,618
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
................... 3,084 3,165,746
Series 2013-GC14, Class A3, 3.53%,
08/10/46 .................... 533 532,988
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 6,114 6,378,029
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 6,485,633
Series 2019-GC38, Class A2, 3.87%,
02/10/52 .................... 8,134 8,640,449
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.22%,
05/15/38
(a)(b)
.................... 9,675 9,716,126
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%,
09/15/47 .................... 4,374 4,594,459
Series 2016-C1, Class A5, 3.58%, 03/15/49 2,250 2,463,623
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 17,260 17,949,275
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2021-MHC, Class
A, (LIBOR USD 1 Month + 0.80%), 0.87%,
04/15/38
(a)(b)
.................... 3,676 3,680,206
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-HSBC, Class D, 4.67%,
07/05/32
(a)(b)
.................. 6,490 6,673,400
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 13,920 14,911,969
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 7,448,119
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 1.07%, 09/15/29
(a)(b)
. 1,864 1,866,386
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
1.42%, 05/15/36
(a)(b)
............... 2,972 2,972,908
Last Mile Securities PE DAC
(a)
:
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 1.20%, 08/17/31 ... EUR 939 1,115,340
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 08/17/31 ... 1,061 1,254,864
MHC Commercial Mortgage Trust, Series
2021-MHC, Class A, (LIBOR USD 1 Month +
0.80%), 0.87%, 04/15/38
(a)(b)
......... USD 12,380 12,387,752
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 12,737,662
Series 2013-C9, Class AAB, 2.66%,
05/15/46 .................... 2,121 2,155,659
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 9,800 10,552,154
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... USD 6,004 $ 6,258,635
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 5,528 5,762,808
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 16,494 18,047,854
Series 2015-C25, Class A5, 3.64%,
10/15/48 .................... 8,717 9,519,089
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
................... 4,231 4,343,394
Series 2012-C4, Class A4, 3.24%, 03/15/45 8,985 9,053,184
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 0.92%, 08/15/33
(a)(b)
. 3,671 3,670,681
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 5,753,727
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.97%, 07/15/35
(a)(b)
. 1,300 1,300,786
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 3.30%, 12/15/36
(a)(b)
. 8,000 8,031,644
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.02%, 06/15/35
(a)(b)
... 6,017 5,941,202
One New York Plaza Trust, Series 2020-1NYP,
Class A, (LIBOR USD 1 Month + 0.95%),
1.02%, 01/15/26
(a)(b)
............... 4,970 5,001,163
Pearl Finance 2020 DAC
(a)
:
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 1.90%, 11/17/32 ... EUR 1,195 1,418,048
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.50%, 11/17/32 ........ 1,435 1,702,508
PFP Ltd., Series 2019-5, Class A, (LIBOR USD
1 Month + 0.97%), 1.04%, 04/14/36
(a)(b)
.. USD 2,478 2,476,831
Sage AR Funding No. 1 plc, Series 1X, Class
C, (SONIO/N + 2.15%), 2.20%, 11/17/30
(a)
GBP 535 742,241
Taurus UK DAC
(a)
:
Series 2021-UK1X, Class B, (SONIO/N +
1.30%), 1.35%, 05/17/31 ......... 886 1,228,282
Series 2021-UK1X, Class C, (SONIO/N +
1.65%), 1.70%, 05/17/31 ......... 540 746,894
Series 2021-UK1X, Class D, (SONIO/N +
2.60%), 2.65%, 05/17/31 ......... 551 763,841
TPGI Trust, Series 2021-DGWD, Class A,
(LIBOR USD 1 Month + 0.70%), 0.80%,
06/15/26
(a)(b)
.................... USD 10,540 10,543,174
TTAN MHC, Series 2021-MHC, Class A,
(LIBOR USD 1 Month + 0.85%), 0.92%,
03/15/38
(a)(b)
.................... 8,400 8,407,846
UBS Commercial Mortgage Trust:
Series 2012-C1, Class A3, 3.40%, 05/10/45 3,603 3,633,189
Series 2019-C18, Class A4, 3.04%,
12/15/52 .................... 7,873 8,438,728
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
................... 9,713 10,019,225
Series 2013-C6, Class ASB, 2.79%,
04/10/46 .................... 2,435 2,471,087
Velocity Commercial Capital Loan Trust
(b)
:
Series 2018-1, Class A, 3.59%, 04/25/48 . 782 802,539
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
4,520 4,619,927
VNDO Mortgage Trust, Series 2012-6AVE,
Class A, 3.00%, 11/15/30
(b)
.......... 17,397 17,870,778
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 6,962 7,236,958
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 4,164 4,368,844

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-C39, Class A5, 3.42%,
09/15/50 .................... USD 25,064 $ 27,570,575
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44 16,057 16,086,913
Series 2012-C10, Class ASB, 2.45%,
12/15/45 .................... 6,736 6,821,135
Series 2012-C6, Class A4, 3.44%, 04/15/45 851 853,524
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 8,543 8,844,723
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 0.64%, 08/15/47
(a)(b)
2,210 2,199,274
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 6,897 7,191,986
841,550,893
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 1.03%, 05/10/48
(a)
.... 33,400 877,833
Total Non-Agency Mortgage-Backed Securities — 11.5%
(Cost: $979,732,073) ............................. 990,130,861
U.S. Government Sponsored Agency Securities — 5.2%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21 . 2 1,924
Series 3710, Class MG, 4.00%, 08/15/25
(c)
457 493,102
Series 3959, Class MA, 4.50%, 11/15/41 . 1,340 1,475,696
Series 3986, Class M, 4.50%, 09/15/41 .. 1,171 1,231,454
Series 4459, Class BN, 3.00%, 08/15/43 . 5,581 5,952,385
Series 4569, Class JA, 3.00%, 03/15/42 . 7,978 8,239,650
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 1.04%, 11/25/48
(a)(b)
......... 655 654,843
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA2,
Class M1, (LIBOR USD 1 Month + 1.20%),
1.29%, 10/25/29
(a)
................ 3,302 3,304,825
Federal National Mortgage Association:
Series 2011-48, Class MG,
4.00%, 06/25/26
(c)
.............. 863 929,982
Series 2011-84, Class MG,
4.00%, 09/25/26
(c)
.............. 1,215 1,295,340
Series 2014-48, Class AB, 4.00%, 10/25/40 1,161 1,171,956
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
0.75%, 03/25/27
(a)
................ 37 37,103
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42 2,267 2,354,564
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... 10,260 10,529,838
Series 2018-36, Class AM, 3.00%, 07/20/45 18,962 19,683,241
57,355,903
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates:
Series KIR2, Class A1, 2.75%, 03/25/27 . 6,012 6,375,297
Series KJ05, Class A2, 2.16%, 10/25/21 . 1,988 1,994,375
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2012-K18, Class B, 4.32%, 01/25/45 5,450 5,549,156
Series 2012-K20, Class B, 4.00%, 05/25/45 3,030 3,112,592
Series 2012-K21, Class B, 4.07%, 07/25/45 3,053 3,146,605
Series 2013-K25, Class B, 3.74%, 11/25/45 1,505 1,561,670
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-K26, Class B, 3.72%, 12/25/45 USD 1,247 $ 1,296,008
Series 2013-K27, Class B, 3.62%, 01/25/46 2,875 2,998,145
Series 2015-K720, Class B,
3.51%, 07/25/22 ............... 6,200 6,361,750
32,395,598
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes:
Series K121, Class X1, 1.12%, 11/25/53 . 11,989 977,806
Series K718, Class X1, 0.68%, 01/25/22 . 10,278 9,331
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.69%, 02/16/53 ................. 15,341 357,631
1,344,768
Mortgage-Backed Securities — 4.1%
Federal Home Loan Mortgage Corp.:
3.00%, 02/01/36 ................. 4,001 4,210,568
4.00%, 02/01/34 - 06/01/37 .......... 23,438 25,467,578
4.50%, 07/01/47 - 03/01/49 .......... 68,338 76,037,560
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.95%, 10/01/45
(a)
.......... 2,124 2,229,691
Federal National Mortgage Association Variable
Rate Notes
(a)
:
(LIBOR USD 12 Month + 1.73%),
2.81%, 09/01/42 ............... 4,183 4,423,112
(LIBOR USD 12 Month + 1.58%),
2.83%, 09/01/45 ............... 3,556 3,721,875
(LIBOR USD 12 Month + 1.59%),
2.91%, 11/01/45 ............... 310 325,258
(LIBOR USD 12 Month + 1.59%),
3.09%, 06/01/45 ............... 3,382 3,534,922
Uniform Mortgage-Backed Securities:
2.50%, 12/01/27 - 04/01/32 .......... 32,824 34,448,073
3.00%, 12/01/26 - 09/01/35 .......... 47,182 49,968,608
3.50%, 04/01/34 ................. 3,179 3,471,735
4.00%, 04/01/26 - 03/01/38 .......... 86,072 92,228,497
4.50%, 03/01/47 - 04/01/49 .......... 52,938 58,589,791
5.50%, 10/01/21 ................. 1 774
358,658,042
Total U.S. Government Sponsored Agency Securities — 5.2%
(Cost: $435,016,864) ............................. 449,754,311
U.S. Treasury Obligations — 27.3%
U.S. Treasury Bonds, 1.88%, 02/15/41
(g)
... 46,340 45,362,516
U.S. Treasury Notes:
0.13%, 08/31/22 - 02/15/24 .......... 452,000 449,753,828
0.13%, 01/15/24
(g)
................ 642,650 638,758,953
0.25%, 03/15/24 - 06/15/24 .......... 1,204,910 1,198,520,208
1.13%, 02/15/31 ................. 26,500 25,725,703
Total U.S. Treasury Obligations — 27.3%
(Cost: $2,363,584,923) ........................... 2,358,121,208
Total Long-Term Investments — 94.4%
(Cost: $8,065,668,157) ........................... 8,145,012,613

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 5.5%
Certificates of Deposit — 0.4%
Yankee — 0.4%
(h)
Deutsche Bank AG, New York, 0.58%, 08/11/21 USD 35,000 $ 35,017,132
Total Certificates of Deposit — 0.4%
(Cost: $35,000,000) .............................. 35,017,132
Commercial Paper — 3.1%
(i)
Enel Finance America LLC:
0.38%, 08/10/21 ................. 10,000 9,998,212
0.41%, 04/25/22 ................. 30,000 29,931,479
Eni Finance USA, Inc., 0.42%
,
04/13/22 ... 32,000 31,917,089
General Motors Financial Co., Inc.:
0.45%, 07/06/21 ................. 10,000 9,999,568
0.45%, 07/15/21 ................. 20,000 19,997,084
0.38%, 07/28/21 ................. 25,000 24,992,358
0.36%, 08/05/21 ................. 20,000 19,991,880
0.38%, 09/16/21 ................. 15,000 14,983,945
Natwest Markets plc, 0.37%
,
01/28/22
(b)
.... 30,000 29,966,256
Viatris, Inc.:
0.43%, 09/15/21 ................. 28,500 28,474,580
0.52%, 12/08/21 ................. 15,000 14,966,928
VW Credit, Inc., 0.38%
,
02/16/22 ........ 25,000 24,957,169
Total Commercial Paper — 3.1%
(Cost: $260,070,455) ............................. 260,176,548
Security
Shares
Shares Value
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(e)(j)
................. 34,821,338 $ 34,821,338
Total Money Market Funds — 0.4%
(Cost: $34,821,338) .............................. 34,821,338
Total Repurchase Agreements — 1.6%
(Cost: $140,000,000 ) ............................. 140,000,000
Total Short-Term Securities — 5.5%
(Cost: $469,891,793) ............................. 470,015,018
Total Options Purchased — 0.2%
(Cost: $26,948,505) .............................. 27,294,312
Total Investments Before Options Written — 100.1%
(Cost: $8,562,508,455 ) ........................... 8,642,321,943
Total Options Written — (0.3)%
(Premium Received — $27,939,333) .................. (27,598,406)
Total Investments Net of Options Written — 99.8%
(Cost: $8,534,569,122 ) ........................... 8,614,723,537
Other Assets Less Liabilities — 0.2% ................... 14,125,808
Net Assets — 100.0% .............................. $ 8,628,849,345
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Rounds to less than 1,000.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)
Issuer is a U.S. branch of a foreign domiciled bank.
(i)
Rates are discount rates or a range of discount rates as of period end.
(j)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Par/Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 270,721,972 $ — $ (235,900,634) $ — $ — $ 34,821,338 34,821,338 $ 33,774 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 17,535 — — — (1,567) 15,968 18,554 874 —
iShares Short Maturity Bond ETF 159,349,800 — — — 174,900 159,524,700 3,180,000 1,110,806 —
$ — $ 173,333 $ 194,362,006 $ 1,145,454 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Goldman Sachs & Co. LLC 0.57%
(a)
06/30/21 05/01/22 $ 140,000 $ 140,000 $ 140,676,082
Corporate/Debt
Obligations, 0.00% to
9.15%, due 08/02/21 to
06/01/41 ......... $ 142,373,130 $ 147,000,000
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Ultra Bond .................................................... 6 09/21/21 $ 1,155 $ 16,489
U.S. Treasury 2 Year Note .................................................... 15,027 09/30/21 3,310,753 (4,467,523)
90-day Eurodollar ......................................................... 900 12/19/22 223,830 (12,716)
(4,463,750)
Short Contracts
Euro- Bobl ............................................................... 1,174 09/08/21 186,746 (147,177)
Euro-Bund .............................................................. 8 09/08/21 1,637 (10,736)
Euro-Schatz ............................................................. 1,133 09/08/21 150,655 13,164
U.S. Treasury 10 Year Note ................................................... 2,505 09/21/21 331,717 (229,684)
U.S. Treasury 10 Year Ultra Note ............................................... 937 09/21/21 137,798 (316,963)
U.S. Treasury Long Bond .................................................... 83 09/21/21 13,327 (295,520)
U.S. Treasury 5 Year Note .................................................... 9,911 09/30/21 1,222,847 2,558,854
90-day Eurodollar ......................................................... 900 12/16/24 221,479 21,035
1,592,973
$ (2,870,777)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,377,248 AUD 4,367,000 Commonwealth Bank of Australia 09/15/21 $ 101,146
USD 6,766,942 CAD 8,189,000 State Street Bank and Trust Co. 09/15/21 160,992
USD 492,768,727 EUR 406,500,000 BNP Paribas SA 09/15/21 9,997,129
USD 22,568,829 GBP 15,988,000 Barclays Bank plc 09/15/21 448,791
USD 130,541 GBP 94,000 Commonwealth Bank of Australia 09/15/21 488
USD 1,353,476 GBP 968,000 Morgan Stanley & Co. International plc 09/15/21 14,210
USD 1,825,292 EUR 1,494,568 UBS AG 09/16/21 50,258
10,773,014
GBP 94,000 USD 130,525 Commonwealth Bank of Australia 07/06/21 (493)
$ 10,772,521
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar September 2021 Futures .......... 1,245 09/10/21 USD 99.63 USD 311,250 $ 171,188
90-day Eurodollar September 2021 Futures .......... 1,245 09/10/21 USD 99.50 USD 311,250 1,571,813
90-day Eurodollar October 2021 Futures ............ 1,496 10/15/21 USD 99.25 USD 374,000 149,600
$ 1,892,601

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.53% Semi-Annual
JPMorgan Chase
Bank NA 04/05/22 1.53 % USD 41,835 $ 918,138
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 81,970 1,381,812
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.20% Semi-Annual Bank of America NA 04/28/22 1.20 USD 116,590 1,291,377
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Goldman Sachs Bank
USA 06/24/24 1.97 USD 13,220 622,136
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
Goldman Sachs Bank
USA 06/28/24 2.00 USD 13,220 642,478
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.60% Semi-Annual Bank of America NA 02/24/25 1.60 USD 153,120 834,124
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.62% Semi-Annual
Morgan Stanley & Co.
International plc 02/24/25 1.62 USD 281,590 1,575,720
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 14,560 423,793
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 152,422
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Citibank NA 06/05/25 1.43 USD 41,250 1,157,223
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Deutsche Bank AG 06/05/25 1.43 USD 22,650 633,300
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 6,435 179,924
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.60% Semi-Annual Deutsche Bank AG 04/07/26 2.60 USD 21,710 1,857,007
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.07% Semi-Annual
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 822,506
12,491,960
Put
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 11/15/21 (0.15) EUR 75,450 254,200
5-Year Interest Rate Swap
(a)
. 1.53% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 41,835 263,716
5-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 81,970 679,169
10-Year Interest Rate Swap
(a)
1.97% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/24/24 1.97 USD 13,220 543,752
10-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/28/24 2.00 USD 13,220 529,579
1-Year Interest Rate Swap
(a)
. 1.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/24/25 1.60 USD 153,120 826,670
1-Year Interest Rate Swap
(a)
. 1.62% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 02/24/25 1.62 USD 281,590 1,493,727
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 14,560 1,024,550
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 546,027
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Citibank NA 06/05/25 1.43 USD 41,250 3,130,686
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/05/25 1.43 USD 22,650 1,722,995
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 6,435 489,513
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/07/26 2.60 USD 21,710 709,868
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 695,299
12,909,751
$ 25,401,711
(a)
Forward settling swaption.

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 369 07/23/21 USD 132.50 USD 36,900 $ (190,266)
Put
U.S. Treasury 10 Year Note ...................... 369 07/23/21 USD 130.50 USD 36,900 (23,063)
90-day Eurodollar September 2021 Futures ........... 1,245 09/10/21 USD 99.75 USD 311,250 (381,281)
90-day Eurodollar September 2021 Futures ........... 1,245 09/10/21 USD 99.38 USD 311,250 (1,198,312)
(1,602,656)
$ (1,792,922)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 09/22/21 1.52 % USD 34,890 $ (516,567)
10-Year Interest Rate Swap
(a)
1.78% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 10/14/21 1.78 USD 17,720 (571,393)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 229,990 (557,335)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/18/22 1.65 USD 16,320 (412,586)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/18/22 1.65 USD 49,450 (1,250,146)
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/27/22 1.00 USD 21,190 (81,404)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/27/22 1.25 USD 19,430 (165,651)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/18/22 1.62 USD 18,710 (449,446)
2-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 02/23/22 0.41 USD 166,840 (212,721)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 USD 196,890 (424,042)
2-Year Interest Rate Swap
(a)
. 0.49% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 294,610 (568,494)
2-Year Interest Rate Swap
(a)
. 0.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/03/22 0.52 USD 100,585 (224,221)
2-Year Interest Rate Swap
(a)
. 0.56% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/21/22 0.56 USD 100,585 (263,414)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 203,900 (546,602)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/22/22 0.90 USD 58,290 (276,278)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/28/22 0.90 USD 174,880 (829,578)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/07/22 1.40 USD 27,520 (432,361)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 14,550 (124,954)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (173,520)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (177,804)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 14,780 (205,020)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 27,230 (536,458)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 30,000 (1,432,205)
(10,432,200)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 51,720 (1,069,733)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 09/22/21 1.52 USD 34,890 (386,475)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.78% Semi-Annual
Goldman Sachs Bank
USA 10/14/21 1.78 USD 17,720 (99,863)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Barclays Bank plc 12/06/21 0.50 USD 88,660 (180,223)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.45% Semi-Annual Deutsche Bank AG 12/10/21 0.45 USD 87,387 (222,990)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 229,990 (619,416)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 7,740 (331,271)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/18/22 2.15 USD 16,320 (75,192)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
JPMorgan Chase
Bank NA 01/18/22 2.15 % USD 49,450 $ (227,835)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Bank of America NA 01/27/22 1.25 USD 19,430 (722,573)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 01/27/22 1.50 USD 21,190 (474,128)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual Bank of America NA 02/18/22 1.62 USD 18,710 (348,732)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 166,840 (341,456)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 15,890 (318,161)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 196,890 (752,102)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 294,610 (1,195,654)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.52% Semi-Annual Citibank NA 03/03/22 0.52 USD 100,585 (379,976)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 15,890 (322,087)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.56% Semi-Annual Deutsche Bank AG 03/21/22 0.56 USD 100,585 (380,366)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 203,900 (764,816)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.40% Semi-Annual
JPMorgan Chase
Bank NA 06/07/22 2.40 USD 27,520 (167,898)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 14,550 (970,242)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (773,152)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (762,027)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 14,780 (856,474)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 27,230 (1,276,602)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 30,000 (711,536)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.70% Annual Barclays Bank plc 05/15/23 0.70 EUR 37,720 (642,304)
(15,373,284)
$ (25,805,484)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ................... 5.00 % Quarterly 06/20/26 USD 90,320 $ (9,373,484) $ (8,694,679) $ (678,805)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 75,820 $ 1,328,301 $ — $ 1,328,301
3 month LIBOR Quarterly 0.90% Semi-Annual N/A 03/02/23 USD 11,490 157,359 — 157,359
0.09% Annual 1 day SONIA Annual N/A 03/16/23 GBP 97,055 135,283 3,333 131,950
3 month BA Semi-Annual 0.64% Semi-Annual N/A 04/21/23 CAD 146,960 (214,587) — (214,587)
0.28% Semi-Annual 3 month LIBOR Quarterly N/A 04/23/23 USD 116,510 (2,651) (8,008) 5,357
3 month BA Semi-Annual 0.79% Semi-Annual N/A 06/22/23 CAD 118,610 (49,376) 7,207 (56,583)
0.31% Semi-Annual 3 month LIBOR Quarterly N/A 06/24/23 USD 96,460 6,575 2,382 4,193
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 28,890 (63,213) — (63,213)
3 month LIBOR Quarterly 0.34% Semi-Annual 12/13/21
(a)
12/13/23 USD 1,930 (5,566) — (5,566)
3 month LIBOR Quarterly 0.45% Semi-Annual 03/01/22
(a)
03/01/24 USD 81,190 (234,963) — (234,963)
3 month LIBOR Quarterly 0.59% Semi-Annual 04/20/22
(a)
04/20/24 USD 51,740 (75,647) — (75,647)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.69% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/24 USD 2,440 $ 3,309 $ — $ 3,309
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 53,090 28,494 — 28,494
0.74% Semi-Annual 3 month LIBOR Quarterly 06/23/22
(a)
06/23/24 USD 26,550 9,413 — 9,413
0.77% Semi-Annual 3 month LIBOR Quarterly 06/28/22
(a)
06/28/24 USD 26,605 (179) — (179)
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 5,860 (94,905) — (94,905)
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 40,810 (699,577) — (699,577)
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 71,870 55,858 — 55,858
1.62% Semi-Annual 3 month LIBOR Quarterly 02/26/25
(a)
02/26/26 USD 51,810 (2,294) — (2,294)
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 19,970 (17,512) — (17,512)
6 month
EURIBOR Semi-Annual
(0.15)%
Annual 11/16/21
(a)
11/16/26 EUR 37,720 123,406 — 123,406
1.29% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 21,260 (52,157) — (52,157)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (678,799) — (678,799)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (649,659) — (649,659)
1.36% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/27 USD 4,900 (14,944) — (14,944)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 25,550 917,610 — 917,610
0.84% Semi-Annual 3 month LIBOR Quarterly N/A 11/15/27 USD 22,970 430,324 — 430,324
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 33,330 — — —
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 21,830 (1,009,616) — (1,009,616)
1 day Fed Funds Quarterly 0.56% Quarterly N/A 10/21/30 USD 377 (21,562) — (21,562)
0.53% Quarterly 1 day SOFR Quarterly N/A 10/21/30 USD 377 20,273 — 20,273
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 10/27/30 USD 64,060 (1,799,623) — (1,799,623)
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/30 USD 57,590 (948,549) — (948,549)
0.96% Semi-Annual 3 month LIBOR Quarterly N/A 11/12/30 USD 17,400 710,163 — 710,163
1.68% Semi-Annual 3 month LIBOR Quarterly 09/30/21
(a)
02/15/31 USD 25,910 (462,569) (3,231) (459,338)
2.50% Semi-Annual 3 month LIBOR Quarterly 03/20/26
(a)
03/20/31 USD 2 (49) — (49)
6 month
EURIBOR Semi-Annual
(0.20)%
Annual N/A 04/29/31 EUR 870 (29,449) — (29,449)
1.67% Semi-Annual 3 month LIBOR Quarterly N/A 05/17/31 USD 14,160 (317,794) — (317,794)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 05/18/31 USD 26,000 (417,674) — (417,674)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 06/03/31 USD 6,390 418,461 — 418,461
3 month LIBOR Quarterly 0.72% Semi-Annual 07/01/21
(a)
07/01/31 USD 13,745 (979,976) — (979,976)
3 month LIBOR Quarterly 1.51% Semi-Annual 08/19/21
(a)
08/19/31 USD 1,780 4,046 — 4,046
3 month LIBOR Quarterly 1.59% Semi-Annual 12/29/21
(a)
12/29/31 USD 26,270 71,269 — 71,269
1.59% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 7,920 (1,818) — (1,818)
1.62% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 3,960 (11,026) — (11,026)
3 month LIBOR Quarterly 2.08% Semi-Annual 05/05/23
(a)
05/05/33 USD 4,330 106,471 — 106,471
3 month LIBOR Quarterly 2.15% Semi-Annual 05/16/23
(a)
05/16/33 USD 14,280 441,725 — 441,725
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 13,300 (154,606) — (154,606)
1 day Fed Funds Quarterly 0.79% Quarterly N/A 10/21/35 USD 71 (5,872) — (5,872)
0.75% Quarterly 1 day SOFR Quarterly N/A 10/21/35 USD 71 5,629 — 5,629
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 3,550 450,144 — 450,144
1 day Fed Funds Quarterly 0.91% Quarterly N/A 10/21/40 USD 103 (10,645) — (10,645)
0.84% Quarterly 1 day SOFR Quarterly N/A 10/21/40 USD 103 10,585 — 10,585
3 month LIBOR Quarterly 1.78% Semi-Annual 09/30/21
(a)
02/15/47 USD 10,060 — — —
3 month LIBOR Quarterly 1.80% Semi-Annual 09/30/21
(a)
02/15/47 USD 9,900 — — —
1.89% Semi-Annual 3 month LIBOR Quarterly 09/30/21
(a)
02/15/47 USD 11,080 (196,457) — (196,457)
2.10% Semi-Annual 3 month LIBOR Quarterly 09/30/21
(a)
02/15/47 USD 32,240 (2,015,854) (5,461) (2,010,393)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 2,470 (446,711) — (446,711)
1 day Fed Funds Quarterly 0.99% Quarterly N/A 10/21/50 USD 98 (13,593) — (13,593)
0.91% Quarterly 1 day SOFR Quarterly N/A 10/21/50 USD 98 13,614 — 13,614
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 3,135 78,016 — 78,016
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 1,568 52,264 — 52,264
3 month LIBOR Quarterly 2.00% Semi-Annual N/A 04/22/51 USD 370 20,058 — 20,058
3 month LIBOR Quarterly 1.90% Semi-Annual N/A 06/11/51 USD 3,360 93,220 — 93,220
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 726,557 — 726,557
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 682,966 — 682,966

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 4,020 $ 979,716 $ — $ 979,716
$ (3,618,363) $ (3,778) $ (3,614,585)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty Insurance
Company ............. 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 $ (27,797) $ 31,957 $ (59,754)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty
Insurance Company .. 1.00 % Quarterly Citibank NA 06/20/24 BBB- USD 15,005 $ 270,389 $ (683,158) $ 953,547
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.08%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.03
1 day SONIA ......................................... Sterling Overnight Index Average 0.50
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PJSC Public Joint Stock Company
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,281,751,544 $ 89,431,548 $ 1,371,183,092
Corporate Bonds:
Aerospace & Defense .................................... — 27,435,273 — 27,435,273
Airlines .............................................. — 16,692,008 — 16,692,008
Auto Components ...................................... — 18,014,610 — 18,014,610
Automobiles .......................................... — 131,425,589 — 131,425,589
Banks ............................................... — 537,209,120 — 537,209,120
Beverages ........................................... — 13,812,698 — 13,812,698

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ — $ 23,646,376 $ — $ 23,646,376
Building Products ....................................... — 6,563,594 — 6,563,594
Capital Markets ........................................ — 106,332,601 — 106,332,601
Chemicals ............................................ — 38,708,186 — 38,708,186
Commercial Services & Supplies ............................. — 24,135,979 — 24,135,979
Communications Equipment ................................ — 5,927,567 — 5,927,567
Construction & Engineering ................................ — 11,107,121 — 11,107,121
Construction Materials .................................... — 5,447,986 — 5,447,986
Consumer Finance ...................................... — 204,731,578 — 204,731,578
Containers & Packaging .................................. — 48,165,205 — 48,165,205
Diversified Consumer Services .............................. — 3,523,413 — 3,523,413
Diversified Financial Services ............................... — 29,660,536 — 29,660,536
Diversified Telecommunication Services ........................ — 62,489,255 — 62,489,255
Electric Utilities ........................................ — 115,749,695 — 115,749,695
Electrical Equipment ..................................... — 5,254,501 — 5,254,501
Electronic Equipment, Instruments & Components ................. — 24,118,147 — 24,118,147
Energy Equipment & Services .............................. — 6,914,979 — 6,914,979
Entertainment ......................................... — 4,374,119 — 4,374,119
Equity Real Estate Investment Trusts (REITs) .................... — 61,561,592 — 61,561,592
Food & Staples Retailing .................................. — 30,366,705 — 30,366,705
Food Products ......................................... — 15,146,551 — 15,146,551
Gas Utilities ........................................... — 11,524,032 — 11,524,032
Health Care Equipment & Supplies ........................... — 36,904,139 — 36,904,139
Health Care Providers & Services ............................ — 54,093,982 — 54,093,982
Health Care Technology .................................. — 1,856,170 — 1,856,170
Hotels, Restaurants & Leisure .............................. — 56,782,282 — 56,782,282
Household Durables ..................................... — 20,481,794 — 20,481,794
Household Products ..................................... — 790,407 — 790,407
Independent Power and Renewable Electricity Producers ............ — 11,234,357 — 11,234,357
Industrial Conglomerates .................................. — 6,011,584 — 6,011,584
Insurance ............................................ — 18,645,985 — 18,645,985
Interactive Media & Services ............................... — 17,350,534 — 17,350,534
IT Services ........................................... — 30,573,408 — 30,573,408
Leisure Products ....................................... — 288,943 — 288,943
Life Sciences Tools & Services .............................. — 3,241,124 — 3,241,124
Machinery ............................................ — 23,239,807 — 23,239,807
Marine .............................................. — 3,274,313 — 3,274,313
Media ............................................... — 68,229,101 — 68,229,101
Metals & Mining ........................................ — 26,546,603 — 26,546,603
Mortgage Real Estate Investment Trusts (REITs) .................. — 78,562 — 78,562
Multiline Retail ......................................... — 922,806 — 922,806
Multi-Utilities .......................................... — 23,463,358 — 23,463,358
Oil, Gas & Consumable Fuels ............................... — 225,062,779 — 225,062,779
Paper & Forest Products .................................. — 930,976 — 930,976
Personal Products ...................................... — 173,391 — 173,391
Pharmaceuticals ....................................... — 42,941,506 — 42,941,506
Professional Services .................................... — 7,458,286 — 7,458,286
Real Estate Management & Development ....................... — 102,293,976 — 102,293,976
Road & Rail ........................................... — 28,922,431 — 28,922,431
Semiconductors & Semiconductor Equipment .................... — 41,934,208 — 41,934,208
Software ............................................. — 30,788,690 — 30,788,690
Specialty Retail ........................................ — 6,281,915 — 6,281,915
Technology Hardware, Storage & Peripherals .................... — 827,233 4,115,693 4,942,926
Textiles, Apparel & Luxury Goods ............................ — 2,457,485 — 2,457,485
Thrifts & Mortgage Finance ................................ — 4,922,115 — 4,922,115
Tobacco ............................................. — 59,037,465 — 59,037,465
Trading Companies & Distributors ............................ — 33,170,675 — 33,170,675
Transportation Infrastructure ............................... — 10,362,859 — 10,362,859
Water Utilities ......................................... — 192,920 — 192,920
Wireless Telecommunication Services ......................... — 36,572,811 — 36,572,811
Floating Rate Loan Interests ................................. — 36,664 — 36,664
Foreign Agency Obligations ................................. — 57,667,031 — 57,667,031
Foreign Government Obligations .............................. — 126,099,057 — 126,099,057
Investment Companies .................................... 159,524,700 — — 159,524,700
Non-Agency Mortgage-Backed Securities ........................ — 987,208,368 2,922,493 990,130,861
U.S. Government Sponsored Agency Securities .................... — 449,754,311 — 449,754,311

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 2,358,121,208 $ — $ 2,358,121,208
Short-Term Securities:
Certificates of Deposit ..................................... — 35,017,132 — 35,017,132
Commercial Paper ....................................... — 260,176,548 — 260,176,548
Money Market Funds ...................................... 34,821,338 — — 34,821,338
Repurchase Agreements ................................... — 140,000,000 — 140,000,000
Options Purchased:
Interest rate contracts ...................................... 1,892,601 25,401,711 — 27,294,312
$ 196,238,639 $ 8,349,613,570 $ 96,469,734 $ 8,642,321,943
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 953,547 $ — $ 953,547
Foreign currency exchange contracts ............................ — 10,773,014 — 10,773,014
Interest rate contracts ....................................... 2,609,542 8,080,751 — 10,690,293
Liabilities:
Credit contracts ........................................... — (738,559) — (738,559)
Foreign currency exchange contracts ............................ — (493) — (493)
Interest rate contracts ....................................... (7,273,241) (37,500,820) — (44,774,061)
$ (4,663,699) $ (18,432,560) $ — $ (23,096,259)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Corporate
Bonds
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 .......................................................... $ 55,564,499 $ — $ 7,498,178 $ 63,062,677
Transfers into level 3 ........................................................................ — — — —
Transfers out of level 3 ....................................................................... (9,182,793) — (7,498,178) (16,680,971)
Accrued discounts/premiums .................................................................... (1,268) 4,786 — 3,518
Net realized gain (loss) ....................................................................... (18,847) — 2 (18,845)
Net change in unrealized appreciation (depreciation)
(a)
................................................... 141,311 (10,683) 28,404 159,032
Purchases ................................................................................ 47,299,914 4,121,590 2,999,956 54,421,460
Sales ................................................................................... (4,371,268) — (105,869) (4,477,137)
Closing balance, as of June 30, 2021 ..............................................................
$ 89,431,548 $ 4,115,693 $ 2,922,493 $ 96,469,734
Net change in unrealized appreciation (depreciation) on investments still held a t June 30, 2021
(a)
.......................
$ 141,311 $ (10,683) $ 28,404 $ 159,032
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.